Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Entity Registrant Name	NORTHWEST INDIANA BANCORP
Entity Central Index Key	0000919864
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	nwin
Entity Common Stock, Shares Outstanding		2,837,396
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 41,311,739

Consolidated Balance sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and non-interest bearing balances in financial institutions	$ 8,512	$ 9,875
Interest bearing deposits in other financial institutions	19,832	10,676
Federal funds sold	5,407	5,816
Total cash and cash equivalents	33,751	26,367
Securities available-for-sale	187,475	186,962
Loans held-for-sale	323	0
Loans receivable	436,981	401,401
Less: allowance for loan losses	(8,421)	(8,005)
Net loans receivable	428,560	393,396
Federal Home Loan Bank stock	3,086	3,086
Accrued interest receivable	2,483	2,554
Premises and equipment	17,678	18,242
Foreclosed real estate	425	2,457
Cash value of bank owned life insurance	12,516	12,850
Prepaid FDIC insurance premium	991	1,523
Other assets	4,557	4,321
Total assets	691,845	651,758
LIABILITIES AND STOCKHOLDERS' EQUITY
Non-interest bearing	75,228	55,577
Interest bearing	491,181	471,304
Total	566,409	526,881
Repurchase agreements	16,298	15,395
Borrowed funds	33,207	36,618
Accrued expenses and other liabilities	8,280	9,904
Total liabilities	624,194	588,798
Stockholders' Equity:
Preferred stock, no par or stated value; 10,000,000 shares authorized, none outstanding	0	0
Common stock, no par or stated value; 10,000,000 shares authorized; shares issued: December 31, 2012 - 2,888,902 December 31, 2011 - 2,888,902 shares outstanding: December 31, 2012 - 2,839,137 December 31, 2011 - 2,835,403	361	361
Additional paid-in capital	5,189	5,173
Accumulated other comprehensive income	2,339	2,536
Retained earnings	60,817	56,032
Treasury stock, common shares at cost: December 31, 2012 - 49,765 December 31, 2011 - 53,499	(1,055)	(1,142)
Total stockholders' equity	67,651	62,960
Total liabilities and stockholders' equity	$ 691,845	$ 651,758

Consolidated Balance sheet [Parenthetical]	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,888,902	2,888,902
Common stock, shares outstanding	2,839,137	2,835,403
Treasury stock, shares	49,765	53,499

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Real estate loans	$ 17,168	$ 17,258
Commercial loans	3,466	3,590
Consumer loans	31	45
Total loan interest	20,665	20,893
Securities	5,387	6,074
Other interest earning assets	23	19
Total interest income	26,075	26,986
Interest expense:
Deposits	1,575	2,473
Repurchase agreements	79	106
Borrowed funds	694	652
Total interest expense	2,348	3,231
Net interest income	23,727	23,755
Provision for loan losses	2,350	3,510
Net interest income after provision for loan losses	21,377	20,245
Noninterest income:
Fees and service charges	2,677	2,501
Wealth management operations	1,264	1,177
Gain on sale of securities, net	1,120	966
Gain on sale of loans, net	987	256
Benefit from bank owned life insurance	587	0
Gain on sale of foreclosed real estate	430	887
Increase in cash value of bank owned life insurance	381	398
Other-than-temporary credit impairment of debt securities	(6)	(18)
Noncredit portion of other-than-temporary impairment of debt securities recognized in other comprehensive income	0	17
Other	96	63
Total noninterest income	7,536	6,247
Noninterest expense:
Compensation and benefits	10,783	9,953
Occupancy and equipment	3,064	3,333
Data processing	1,073	1,005
Federal deposit insurance premiums	571	946
Marketing	380	403
Statement and check processing	317	329
Professional services	279	429
Other	3,652	3,530
Total noninterest expense	20,119	19,928
Income before income tax expenses	8,794	6,564
Income tax expenses	1,941	1,179
Net income	$ 6,853	$ 5,385
Earnings per common share:
Basic (in dollars per share)	$ 2.41	$ 1.9
Diluted (in dollars per share)	$ 2.41	$ 1.9
Dividends declared per common share (in dollars per share)	$ 0.72	$ 0.6

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 6,853	$ 5,385
Net change in net unrealized gains and losses on securities available-for-sale:
Unrealized gains arising during the period	813	5,607
Less: reclassification adjustment for gains included in net income	(1,114)	(965)
Net securities (loss)/gain during the period	(301)	4,642
Tax effect	109	(1,605)
Net of tax amount	(192)	3,037
Net change in unrecognized gain on postretirement benefit:
Net gain/(loss) on post retirement benefit	1	(2)
Amortization of net actuarial gain	(6)	(7)
Net loss during the period	(5)	(9)
Tax effect	0	0
Net of tax amount	(5)	(9)
Other comprehensive (loss) income, net of tax	(197)	3,028
Comprehensive income, net of tax	$ 6,656	$ 8,413

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2010	$ 361	$ 5,140	$ (492)	$ 52,398	$ (1,318)	$ 56,089
Comprehensive income:
Net income	0	0	0	5,385	0	5,385
Net unrealized gain/(loss) on securities available-for- sale, net of reclassification and tax effects	0	0	3,037	0	0	3,037
Change in unrealized gain on post retirement benefit, net of reclassification and tax effects	0	0	(9)	0	0	(9)
Comprehensive income						8,413
Stock-based compensation expense	0	33	0	0	0	33
Sale of treasury stock	0	0	0	(52)	176	124
Cash dividends	0	0	0	(1,699)	0	(1,699)
Balance at Dec. 31, 2011	361	5,173	2,536	56,032	(1,142)	62,960
Comprehensive income:
Net income	0	0	0	6,853	0	6,853
Net unrealized gain/(loss) on securities available-for- sale, net of reclassification and tax effects	0	0	(192)	0	0	(192)
Change in unrealized gain on post retirement benefit, net of reclassification and tax effects	0	0	(5)	0	0	(5)
Comprehensive income						6,656
Stock-based compensation expense	0	16	0	0	0	16
Purchase of treasury stock	0	0	0	0	(78)	(78)
Sale of treasury stock	0	0	0	(24)	165	141
Cash dividends	0	0	0	(2,044)	0	(2,044)
Balance at Dec. 31, 2012	$ 361	$ 5,189	$ 2,339	$ 60,817	$ (1,055)	$ 67,651

Consolidated Statements of Changes in Stockholders' Equity [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash dividends (in dollars per share)	$ 0.72	$ 0.6

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 6,853	$ 5,385
Adjustments to reconcile net income to net cash provided by operating activities:
Origination of loans for sale	(26,049)	(10,043)
Sale of loans originated for sale	26,405	10,652
Depreciation and amortization, net of accretion	2,293	2,198
Deferred tax expense/(benefit)	152	318
Amortization of mortgage servicing rights	117	133
Stock based compensation expense	16	33
Gain on sale of securities, net	(1,120)	(966)
Gain on sale of loans held-for-sale, net	(987)	(256)
Net losses due to other-than-temporary impairment of securities	6	1
Gain on sale of foreclosed real estate	(430)	(887)
Benefit from bank owned life insurance	(587)	0
Provision for loan losses	2,350	3,510
Net change in:
Interest receivable	71	37
Other assets	1,559	1,274
Cash value of bank owned life insurance	(381)	(398)
Accrued expenses and other liabilities	(1,740)	3,829
Total adjustments	1,675	9,435
Net cash - operating activities	8,528	14,820
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturities and pay downs of securities available-for-sale	53,862	42,536
Proceeds from sales of securities available-for-sale	25,900	22,713
Purchase of securities available-for-sale	(80,375)	(88,689)
Proceeds from maturities and pay downs of securities held-to-maturity	0	1,807
Proceeds from sale of loans transferred to loans held-for-sale	3,591	0
Loan participations purchased	(14,475)	(999)
Net change in loans receivable	(27,839)	11,553
Proceeds from sale of Federal Home Loan Bank stock	0	295
Purchase of premises and equipment, net	(797)	(417)
Proceeds from sale of foreclosed real estate, net	3,834	3,380
Net cash - investing activities	(36,299)	(7,821)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in deposits	39,528	6,610
Proceeds from FHLB advances	2,000	10,000
Repayment of FHLB advances	(5,000)	(3,000)
Change in other borrowed funds	492	(3,605)
Proceeds from sale of treasury stock	141	124
Dividends paid	(1,928)	(1,699)
Treasury stock purchased	(78)	0
Net cash - financing activities	35,155	8,430
Net change in cash and cash equivalents	7,384	15,429
Cash and cash equivalents at beginning of period	26,367	10,938
Cash and cash equivalents at end of period	33,751	26,367
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest	2,363	3,245
Income taxes	2,123	776
SUPPLEMENTAL NONCASH INFORMATION:
Transfers from securities held-to-maturity to available-for-sale	0	16,437
Transfers from loans to loans held-for-sale	3,428	0
Transfers from loans to foreclosed real estate	$ 1,626	$ 2,371

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]

NOTE 1 - Summary of Significant Accounting Policies

Principles of Consolidation - The consolidated financial statements include NorthWest Indiana Bancorp (the “Bancorp”), its wholly owned subsidiary, Peoples Bank SB (the “Bank”), and the Bank’s wholly owned subsidiaries, Peoples Service Corporation, NWIN, LLC, and NWIN Funding, Incorporated, and Columbia Development Company, LLC. The Bancorp has no other business activity other than being a holding company for the Bank. The Bancorp’s earnings are dependent upon the earnings of the Bank. Peoples Service Corporation provides insurance and annuity investments to the Bank’s wealth management customers. NWIN, LLC is located in Las Vegas, Nevada and serves as the Bank’s investment subsidiary and parent of a real estate investment trust, NWIN Funding, Inc. NWIN Funding, Inc. was formed as an Indiana Real Estate Investment Trust. The formation of NWIN Funding, Inc. provides the Bancorp with a vehicle that may be used to raise capital utilizing portfolio mortgages as collateral, without diluting stock ownership. In addition, NWIN Funding, Inc. will receive favorable state tax treatment for income generated by its operations. Columbia Development Company is a limited liability company that serves to hold certain real estate properties that are acquired through foreclosure. All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates - Preparing financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period, as well as the disclosures provided. Actual results could differ from those estimates. Estimates associated with the allowance for loan losses, mortgage servicing rights, fair values of foreclosed real estate, financial instruments and investment securities, and the status of contingencies are particularly susceptible to material change in the near term.

Concentrations of Credit Risk - The Bancorp grants residential, commercial real estate, commercial business and installment loans to customers primarily in Lake County, in northwest Indiana. The Bancorp is also an active lender in Porter County, and to a lesser extent, LaPorte, Newton, and Jasper counties in Indiana, and Lake, Cook and Will counties in Illinois. Substantially all loans are secured by specific items of collateral including residences, commercial real estate, business assets, and consumer assets.

Cash Flow Reporting - For purposes of the statements of cash flows, the Bancorp considers cash on hand, noninterest bearing deposits in other financial institutions, all interest-bearing deposits in other financial institutions with original maturities of ninety days or less, and federal funds sold to be cash and cash equivalents. The Bancorp reports net cash flows for customer loan and deposit transactions and short-term borrowings with maturities of 90 days or less.

Securities - The Bancorp classifies securities into held-to-maturity, available-for-sale, or trading categories. Held-to-maturity securities are those which management has the positive intent and the Bancorp has the ability to hold to maturity, and are reported at amortized cost. Available-for-sale securities are those the Bancorp may decide to sell if needed for liquidity, asset-liability management or other reasons. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported in other comprehensive income, net of tax. During 2011, the Bancorp transferred the balance of its held-to-maturity securities to the available-for-sale classification. The Bancorp does not have a trading portfolio. Realized gains and losses resulting from the sale of securities recorded on the trade date are computed by the specific identification method. Interest and dividend income, adjusted by amortization of premiums or discounts on a level yield method, are included in earnings. Securities are reviewed for other-than-temporary impairment on a quarterly basis.

The Bancorp considers the following factors when determining an other-than-temporary impairment for a security: the length of time and the extent to which the market value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the underlying fundamentals of the relevant market and the outlook for such market for the near future; and an assessment of whether the Bancorp has (1) the intent to sell the debt security or (2) it is more likely than not that the Bancorp will be required to sell the debt security before its anticipated market recovery. If either of these conditions are met, management will recognize other-than-temporary impairment. If, in management’s judgment, an other-than-temporary impairment exists, the cost basis of the security will be written down for the credit loss, and the unrealized credit loss will be transferred from accumulated other comprehensive loss as an immediate reduction of current earnings.

Loans Held-for-Sale - Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair market value, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held-for-sale can be sold with servicing rights retained or released. The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing rights. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans and Loan Income - Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, net deferred loan fees and costs, and an allowance for loan losses. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

The accrual of interest income on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection. Consumer loans are typically charged-off no later than when they reach 120 days past due. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on non-accrual or charged-off status at an earlier date if collection of principal or interest is considered doubtful.

Generally, interest accrued but not received for loans placed on non-accrual status is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses – The allowance for loan losses (allowance) is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off.

A loan is considered impaired when, based on current information and events, it is probable that the Bancorp will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case by case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Bancorp does not separately identify individual consumer and residential loans for impairment disclosures.

Federal Home Loan Bank Stock – The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Transfers of Financial Assets - Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Bancorp, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Bancorp does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Premises and Equipment – Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. Premises and related components are depreciated using the straight-line method with useful lives ranging from 26 to 39 years. Furniture and equipment are depreciated using the straight-line method with useful lives ranging from 2 to 10 years.

Foreclosed Real Estate – Assets acquired through or instead of loan foreclosure are initially recorded at fair value less estimated costs to sell when acquired, establishing a new cost basis. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Long-term Assets – Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Bank Owned Life Insurance - The Bancorp has purchased life insurance policies on certain key executives. In accordance with accounting for split-dollar life insurance, Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Repurchase Agreements – Substantially, all repurchase agreement liabilities represent amounts advanced by various customers that are not covered by federal deposit insurance and are secured by securities owned by the Bancorp.

Postretirement Benefits Other Than Pensions - The Bancorp sponsors a defined benefit postretirement plan that provides comprehensive major medical benefits to all eligible retirees. Postretirement benefits are accrued based on the expected cost of providing postretirement benefits to employees during the years the employees have rendered service to the Bancorp.

Income Taxes - Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

Loan Commitments and Related Financial Instruments – Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Earnings Per Common Share – Basic earnings per common share is net income divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options.

Comprehensive Income – Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available-for-sale and the unrecognized gains and losses on postretirement benefits.

Loss Contingencies – Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe such matters currently exist that will have a material effect on the financial statements.

Restrictions on Cash - Cash on hand or on deposit with the Federal Reserve Bank of $572,000 and $559,000 was required to meet regulatory reserve and clearing requirements at December 31, 2012 and 2011, respectively. These balances do not earn interest.

Fair Value of Financial Instruments - Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments and other factors, especially in the absence of broad markets for particular instruments. Changes in assumptions or in market conditions could significantly affect the estimates.

Operating Segments – While the Bancorp's executive management monitors the revenue streams of the various products and services, the identifiable segments are not material and operations are managed and financial performance is evaluated on a company-wide basis. Accordingly, all of the Bancorp's financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassification - Certain amounts appearing in the consolidated financial statements and notes thereto for the year ended December 31, 2011, may have been reclassified to conform to the December 31, 2012 presentation.

Adoption of New Accounting Pronouncements

Update Number 2011-04 – Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this update are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011. The Bancorp has adopted this update as of January 1, 2012. Adoption has not resulted in any changes in valuation techniques nor related inputs. Note 15 - Fair Value of Financial Instruments contains expanded disclosure of the level in the fair value hierarchy of inputs that are used in estimating and measuring fair value and information concerning how fair values have been calculated.

Update Number 2011-05 – Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This accounting standard update was issued to increase the prominence of items reported in other comprehensive income and to facilitate the convergence of U.S. GAAP and IFRS. Previous U.S. GAAP allowed the Bancorp to present other comprehensive income as part of the statement of changes in stockholders’ equity. This accounting standard update eliminates that option and requires consecutive presentation of the statement of net income and the statement of comprehensive income. The requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements are effective for public entities for reporting periods beginning after December 15, 2011 and will be applied retrospectively. A Consolidated Statement of Comprehensive Income has been included as part of the Bancorp’s audited financial statements, for the twelve months ended December 31, 2012 and 2011.

Update Number 2011-12 – Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards update No. 2011-05. This update to Comprehensive Income (Topic 220) defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. The deferral supersedes only the paragraphs pertaining to how and where reclassification adjustments are presented. The amendments in this update are effective for public entities for reporting periods beginning after December 15, 2011. This update has not had an impact on the Bancorp’s financial statements.

Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 2 – Securities

The fair value of available-for-sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

		(Dollars in thousands)
		Gross	Gross	Estimated
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
December 31, 2012
U.S. government sponsored entities	$23,009	$94	$(7)	$23,096
Collateralized mortgage obligations and residential mortgage-backed securities	96,782	3,147	(15)	99,914
Municipal securities	58,946	4,155	(28)	63,073
Collateralized debt obligations	5,208	-	(3,816)	1,392
Total securities available-for-sale	$183,945	$7,396	$(3,866)	$187,475

December 31, 2011
U.S. government sponsored entities	$15,610	$41	$(3)	$15,648
Collateralized mortgage obligations and residential mortgage-backed securities	107,569	3,630	(2)	111,197
Municipal securities	54,738	4,018	-	58,756
Collateralized debt obligations	5,214	-	(3,853)	1,361
Total securities available-for-sale	$183,131	$7,689	$(3,858)	$186,962

During August 2011, management transferred its entire held-to-maturity securities portfolio to available-for-sale. The book value of the securities transferred totaled approximately $16.4 million, with an unrealized gain of approximately $1.0 million that was recorded as a component of other comprehensive income at the date of transfer. All held-to-maturity securities were transferred to available-for-sale to avoid the potential implication that any remaining held-to-maturity securities would be tainted by a partial transfer. In addition, the transfer provides management the ability to sell lower balance odd lot securities, divest of certain securities to reduce credit or interest rate risk within the portfolio, and be positioned to take advantage of other portfolio restructuring opportunities.

The fair value of available-for-sale debt securities and carrying amount, if different, at year end 2012 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	(Dollars in thousands)
	Available-for-sale
	Estimated	Tax-
	Fair	Equivalent
December 31, 2012	Value	Yield (%)
Due in one year or less	$972	5.98
Due from one to five years	14,942	3.08
Due from five to ten years	38,313	4.16
Due over ten years	33,334	4.81
Collateralized mortgage obligations and residential mortgage-backed securities	99,914	2.86
Total	$187,475	3.51

Sales of available-for-sale securities were as follows:

	(Dollars in thousands)
	December 31,	December 31,
	2012	2011

Proceeds	$25,900	22,713
Gross gains	1,120	981
Gross losses	-	(15)

The tax provisions related to these net realized gains were approximately $440,000 for 2012 and $380,000 for 2011.

Accumulated other comprehensive income/(loss) balances, net of tax, related to available-for-sale securities, were as follows:

(Dollars in thousands)
Unrealized
gain/(loss)
Beginning balance, December 31, 2011	$2,476
Current period change	(192)
Ending balance, December 31, 2012	$2,284

Securities with carrying values of approximately $32,935,000 and $70,412,000 were pledged as of December 31, 2012 and 2011, respectively, as collateral for repurchase agreements, public funds, and for other purposes as permitted or required by law. The reduction in pledged securities is a result of the lifting of a state requirement to pledge securities for public funds on deposit.

Securities with unrealized losses at December 31, 2012 and 2011 not recognized in income are as follows:

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2012
U.S. government sponsored entities	$3,492	$(7)	$-	$-	$3,492	$(7)
Collateralized mortgage obligations and residential mortgage-backed securities	2,294	(15)	-	-	2,294	(15)
Municipal securities	3,330	(28)	-	-	3,330	(28)
Collateralized debt obligations	-	-	1,392	(3,816)	1,392	(3,816)
Total temporarily impaired	$9,116	$(50)	$1,392	$(3,816)	$10,508	$(3,866)
Number of securities		14		4		18

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2011
U.S. government sponsored entities	$1,287	$(3)	$-	$-	$1,287	$(3)
Collateralized mortgage obligations and residential mortgage-backed securities	2,030	(2)	-	-	2,030	(2)
Municipal securities	-	-	-	-	-	-
Collateralized debt obligations	-	-	1,361	(3,853)	1,361	(3,853)
Total temporarily impaired	$3,317	$(5)	$1,361	$(3,853)	$4,678	$(3,858)
Number of securities		2		4		6

Unrealized losses on securities have not been recognized into income because the securities are of high credit quality or have undisrupted cash flows. Management has the intent and ability to hold the securities for the foreseeable future, and the decline in fair value is largely due to changes in interest rates and volatility in the securities markets. The fair values are expected to recover as the securities approach maturity

Loans Receivable	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 3 – Loans Receivable

Year end loans are summarized below:

	(Dollars in thousands)
	2012	2011
Loans secured by real estate:
Construction and land development	$23,984	$21,143
Residential, including home equity	154,945	154,426
Commercial real estate and other dwelling	179,825	153,715
Total loans secured by real estate	358,754	329,284
Consumer loans	350	472
Commercial business	69,310	63,384
Government and other	8,869	8,643
Subtotal	437,283	401,783
Less:
Net deferred loan origination fees	(251)	(264)
Undisbursed loan funds	(51)	(118)
Loans receivable	$436,981	$401,401

The Bancorp’s activity in the allowance for loan losses, by loan segment, is summarized below for the years indicated.

			Commercial Real
			Estate,
			Construction &
	Residential		Land
	Real Estate,		Development,	Commercial	Commercial
	Including	Consumer	and Other	Participations	Business	Government
(Dollars in thousands)	Home Equity	Loans	Dwellings	Purchased	Loans	Loans	Total

The Bancorp's activity in the allowance for loan losses is summarized below for the twelve months ended December 31, 2012:

Allowance for loan losses:
Beginning Balance	$1,161	$15	$3,329	$2,399	$1,101	$-	$8,005
Charge-offs	(336)	(17)	(256)	(873)	(619)	-	(2,101)
Recoveries	4	5	13	108	37	-	167
Provisions	195	16	1,464	(26)	701	-	2,350
Ending Balance	$1,024	$19	$4,550	$1,608	$1,220	$-	$8,421

The Bancorp's activity in the allowance for loan losses is summarized below for the twelve months ended December 31, 2011:

Allowance for loan losses:
Beginning Balance	$994	$30	$2,773	$4,704	$620	$-	$9,121
Charge-offs	(469)	(57)	(880)	(3,366)	(163)	-	$(4,935)
Recoveries	112	11	183	-	3	-	$309
Provisions	524	31	1,253	1,061	641	-	$3,510
Ending Balance	$1,161	$15	$3,329	$2,399	$1,101	$-	$8,005

The Bancorp's allowance for loan losses impairment evaluation and financing receivables are summarized below at December 31, 2012:

Ending balance: individually
evaluated for impairment	$9	$-	$1,783	$-	$209	$-	$2,001

Ending balance: collectively
evaluated for impairment	$1,015	$19	$2,767	$1,608	$1,011	$-	$6,420

FINANCING RECEIVABLES
Ending balance	$154,627	$347	$175,769	$28,040	$69,329	$8,869	$436,981

Ending balance: individually
evaluated for impairment	$692	$-	$10,778	$6,378	$2,032	$-	$19,880

Ending balance: collectively
evaluated for impairment	$153,935	$347	$164,991	$21,662	$67,297	$8,869	$417,101

The Bancorp's allowance for loan losses impairment evaluation and financing receivables are summarized below at December 31, 2011:

Ending balance: individually
evaluated for impairment	$10	$-	$1,043	$252	$304	$-	$1,609

Ending balance: collectively
evaluated for impairment	$1,151	$15	$2,286	$2,147	$797	$-	$6,396

FINANCING RECEIVABLES
Ending balance	$154,135	$472	$154,618	$20,240	$63,293	$8,643	$401,401

Ending balance: individually
evaluated for impairment	$1,282	$-	$11,007	$7,170	$2,214	$-	$21,673

Ending balance: collectively
evaluated for impairment	$152,853	$472	$143,611	$13,070	$61,079	$8,643	$379,728

The Bancorp has established a standard loan grading system to assist management, lenders and review personnel in their analysis and supervision of the loan portfolio. The use and application of theses grades by the Bancorp is uniform and conforms to regulatory definitions. The loan grading system is as follows:

2 - Moderate risk

Borrower consistently internally generates sufficient cash flow to fund debt service, working assets, and some capital expenditures. Risk of default considered low.

3 – Acceptable risk

Borrower generates sufficient cash flow to fund debt service, but most working asset and all capital expansion needs are provided from external sources. Profitability ratios and key balance sheet ratios are usually close to peers but one or more ratios (e.g. leverage) may be higher than peer. Earnings may be trending down over the last three years. Borrower may be able to obtain similar financing from other banks with comparable or less favorable terms. Risk of default is acceptable but requires collateral protection.

4 – Pass/monitor

The borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the company has taken a negative turn and may be temporarily strained. Cash flow may be weak but cash reserves remain adequate to meet debt service. Management weaknesses are evident. Borrowers in this category will warrant more than the normal level of supervision and more frequent reporting.

5 – Special mention (watch)

Special mention credits are considered bankable assets with no apparent loss of principal or interest envisioned but requiring a high level of management attention. Assets in this category are currently protected but are potentially weak. These borrowers are subject to economic, industry, or management factors having an adverse impact upon their prospects for orderly service of debt. The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted. These assets constitute an undue and unwarranted credit risk, but not to the point of justifying a classification of Substandard.

6 – Substandard

This classification consists of loans which are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. Financial statements normally reveal some or all of the following: poor trends, lack of earnings and cash flow, excessive debt, lack of liquidity, and the absence of creditor protection. Loans are still considered collectible, but due to increased risks and defined weaknesses of the credit, some loss could be incurred in collection if the deficiencies are not corrected.

7 – Doubtful

This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonably specific pending factors which may strengthen the credit can be exactly determined. These factors may include proposed acquisitions, liquidation procedures, capital injection and receipt of additional collateral, mergers or refinancing plans.

Performing loans are loans that are paying as agreed and are less than ninety days past due on payments of interest and principal.

The Bancorp's credit quality indicators, are summarized below at December 31:

	(Dollars in thousands)
	Corporate Credit Exposure - Credit Risk Portfolio By Creditworthiness Category
	Commercial Real Estate, Construction						Government
	& Land Development, and Other Dwellings		Commercial Participations Purchased		Commercial Business Loans		Loans
Loan Grades	2012	2011	2012	2011	2012	2011	2012	2011
2 Moderate risk	$19	$25	$-	$-	$5,674	$4,467	$-	$-
3 Acceptable risk	110,416	85,703	15,585	2,387	45,202	37,713	8,869	8,643
4 Pass/monitor	51,100	51,429	1,029	5,903	13,500	17,532	-	-
5 Special mention (watch)	3,630	5,509	5,984	4,780	3,300	978	-	-
6 Substandard	10,604	11,952	5,442	7,170	1,653	2,603	-	-
7 Doubtful	-	-	-	-	-	-	-	-
Total	$175,769	$154,618	$28,040	$20,240	$69,329	$63,293	$8,869	$8,643

	(Dollars in thousands)
	Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity
	Residential Real Estate,
	Including Home Equity		Consumer Loans
	2012	2011	2012	2011
Performing	$152,838	$151,375	$337	$472
Non-performing	1,789	2,760	10	-
Total	$154,627	$154,135	$347	$472

The Bancorp's troubled debt restructurings for the periods presented are summarized below:

			(Dollars in thousands)
		Pre-	Post-		Pre-	Post-
		Modification	Modification		Modification	Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
	December 31, 2012			December 31, 2011
Troubled debt restructurings during the period:
Residential real estate, including home equity	7	$700	$692	14	$1,290	$1,282
Consumer loans	-	-	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	3	1,440	1,440	3	8,097	7,836
Commercial participations purchased	1	1,290	935	2	7,975	5,635
Commercial business loans	1	108	88	-	-	-
Government loans	-	-	-	-	-	-

	Number of	Recorded	Number of	Recorded
	Contracts	Investment	Contracts	Investment
	December 31, 2012		December 31, 2011
Troubled debt restructurings that subsequently defaulted during the periods presented:
Residential real estate, including home equity	1	$39	1	$159
Consumer loans	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	-	-	3	6,009
Commercial participations purchased	-	-	-	-
Commercial business loans	-	-	-	-
Government loans	-	-	-	-

All of the loans classified as troubled debt restructurings are also considered impaired. The valuation basis for the Bancorp’s troubled debt restructurings is based on the present value of cash flows, unless consistent cash flows are not present, then the fair value of the collateral securing the loan is the basis for valuation. Troubled debt restructurings that subsequently defaulted during the period are loans that were restructured and, subsequent to restructuring, were moved to nonaccrual status and failed to comply with the guidelines of the restructured note. Troubled debt restructurings that subsequently defaulted are presented for comparison purposes and are relevant only to the period in which the subsequent default occurred.

The Bancorp's individually evaluated impaired loans are summarized below:

				For the twelve months ended
	As of December 31, 2012			December 31, 2012
		Unpaid		Average	Interest
(Dollars in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$-	$-
Commercial real estate, construction & land development, and other dwellings	591	591	-	652	3
Commercial participations purchased	6,378	11,047	-	5,080	-
Commercial business loans	727	1,000	-	992	32
With an allowance recorded:
Residential real estate, including home equity	692	692	9	782	20
Commercial real estate, construction & land development, and other dwellings	10,187	10,271	1,783	10,207	349
Commercial participations purchased	-	-	-	1,394	-
Commercial business loans	1,305	1,305	209	874	51
Total:
Residential real estate, including home equity	$692	$692	$9	$782	$20
Commercial real estate, construction & land development, and other dwellings	$10,778	$10,862	$1,783	$10,859	$352
Commercial participations purchased	$6,378	$11,047	$-	$6,474	$-
Commercial business loans	$2,032	$2,305	$209	$1,866	$83

				For the twelve months ended
	As of December 31, 2011			December 31, 2011
		Unpaid		Average	Interest
(Dollars in thousands)	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$26	$-
Commercial real estate, construction & land development, and other dwellings	690	880	-	1,725	16
Commercial participations purchased	2,483	8,158	-	2,946	182
Commercial business loans	793	818	-	386	20
With an allowance recorded:
Residential real estate, including home equity	1,282	1,282	10	278	-
Commercial real estate, construction & land development, and other dwellings	10,317	12,662	1,043	8,698	463
Commercial participations purchased	4,687	4,687	252	8,990	186
Commercial business loans	1,421	1,421	304	739	15
Total:
Residential real estate, including home equity	$1,282	$1,282	$10	$304	$-
Commercial real estate, construction & land development, and other dwellings	$11,007	$13,542	$1,043	$10,423	$479
Commercial participations purchased	$7,170	$12,845	$252	$11,936	$368
Commercial business loans	$2,214	$2,239	$304	$1,125	$35

The Bancorp's age analysis of past due loans is summarized below:

		(Dollars in thousands)

							Recorded
			Greater				Investments
			Than 90				Greater than
	30-59 Days	60-89 Days	Days Past	Total Past			90 Days and
	Past Due	Past Due	Due	Due	Current	Total Loans	Accruing
December 31, 2012
Residential real estate, including home equity	$4,172	$1,145	$1,448	$6,765	$147,862	$154,627	$-
Consumer loans	-	-	-	-	347	347	-
Commercial real estate, construction & land development, and other dwellings	4,044	390	1,993	6,427	169,342	175,769	229
Commercial participations purchased	5	-	5,442	5,447	22,593	28,040	-
Commercial business loans	689	116	1,525	2,330	66,999	69,329	-
Government loans	-	-	-	-	8,869	8,869	-
Total	$8,910	$1,651	$10,408	$20,969	$416,012	$436,981	$229

December 31, 2011
Residential real estate, including home equity	$3,413	$874	$2,663	$6,950	$147,185	$154,135	$279
Consumer loans	7	-	-	7	465	472	-
Commercial real estate, construction & land development, and other dwellings	604	238	1,616	2,458	152,160	154,618	-
Commercial participations purchased	7	-	7,169	7,176	13,064	20,240	-
Commercial business loans	458	323	717	1,498	61,795	63,293	-
Government loans	-	-	-	-	8,643	8,643	-
Total	$4,489	$1,435	$12,165	$18,089	$383,312	$401,401	$279

The Bancorp's loans on nonaccrual status are summarized below:

	(Dollars in thousands)
	December 31,	December 31,
	2012	2011
Residential real estate, including home equity	$1,846	$2,481
Consumer loans	10	-
Commercial real estate, construction & land development, and other dwellings	2,311	3,433
Commercial participations purchased	5,442	7,170
Commercial business loans	1,644	926
Government loans	-	-
Total	$11,253	$14,010

During the second quarter of 2012, the Bancorp conducted a $3.4 million sale of portfolio fixed rate mortgage loans, which the Bancorp’s management considers an interest rate risk mitigation to reduce loan prepayment risk. The segment of loans that were sold had a higher premium value and were projected to prepay significantly faster than the mortgage portfolio's average repayment speed. The gain realized from the prepayment risk reduction strategy totaled $183 thousand and was recorded during the second quarter of 2012. The proceeds from the loan sale were used to fund loans with longer durations and similar yields to the loans that were included in the sales strategy.

Premises and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 4 – Premises and Equipment, Net

At year end, premises and equipment are summarized as follows:

	(Dollars in thousands)
	2012	2011
Cost:
Land	$4,540	$4,540
Buildings and improvements	19,277	19,171
Furniture and equipment	11,244	11,051
Total cost	35,061	34,762
Less accumulated depreciation	(17,383)	(16,520)
Premises and equipment, net	$17,678	$18,242

Depreciation expense was approximately $1,361,000 and $1,468,000 for 2012 and 2011, respectively.

Foreclosed Real Estate	12 Months Ended
Dec. 31, 2012
Other Real Estate and Foreclosed Assets [Abstract]
Real Estate Disclosure [Text Block]
Note 5 – Foreclosed Real Estate

At year end, foreclosed real estate is summarized below:

	(Dollars in thousands)
	2012	2011
Residential real estate	$243	$554
Commercial real estate and other dwellings	151	569
Construction and land development	31	1,334
Total	$425	$2,457

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 6 – Income Taxes

At year-end, components of the income tax expense (benefit) consist of the following:

	(Dollars in thousands)
	2012	2011
Federal:
Current	$1,754	$735
Deferred	146	434
State:
Current	35	126
Deferred, net of valuation allowance	6	(116)
Income tax expense	$1,941	$1,179

Effective tax rates differ from the federal statutory rate of 34% applied to income before income taxes due to the following:

	(Dollars in thousands)
	2012	2011
Federal statutory rate	34%	34%
Tax expense at statutory rate	$2,990	$2,232
State tax, net of federal effect	27	7
Tax exempt income	(806)	(874)
Bank owned life insurance	(329)	(135)
Tax credits	-	(67)
Other	59	16
Total income tax expense	$1,941	$1,179

At year-end, the components of the net deferred tax asset recorded in the consolidated balance sheets are as follows:

	(Dollars in thousands)
	2012	2011
Deferred tax assets:
Bad debts	$3,318	$3,149
Deferred loan fees	99	104
Deferred compensation	486	660
Net operating loss	875	855
Tax credits	73	62
Nonaccrual loan interest income	12	22
Restricted stock awards	26	32
REO writedowns	11	16
Unqualified DCP	55	50
Post retirement benefit	55	58
Other-than-temporary impairment	92	90
Accrued vacation	125	63
Legal reserve	-	148
Impairment on land	75	75
Other	20	42
Total deferred tax assets	5,322	5,426

Deferred tax liabilities:
Depreciation	(1,284)	(1,214)
Prepaids	(272)	(246)
Mortgage servicing rights	(133)	(122)
Deferred stock dividends	(115)	(115)
Unrealized appreciation on securities available-for-sale, net	(1,246)	(1,355)
Post retirement unrealized gain	(40)	(43)
Other	(16)	(91)
Total deferred tax liabilities	(3,106)	(3,186)
Valuation allowance	(474)	(458)
Net deferred tax assets	$1,742	$1,782

At December 31, 2012, the Bancorp has a state net operating loss carry forward of approximately $15.6 million which will begin to expire in 2022 if not used. The Bancorp also has a state tax credit carry forward of approximately $111,000 which will begin to expire in 2017 if not used. A valuation allowance of $474,000 and $458,000 was provided at December 31, 2012 and 2011 for the state net operating loss and state tax credit, which management does not believe will be fully utilized before statutory expiration.

The Bancorp qualified under provisions of the Internal Revenue Code, to deduct from taxable income a provision for bad debts in excess of the provision for such losses charged to income in the financial statements, if any. Accordingly, retained earnings at December 31, 2012 and 2011 includes, approximately $5,982,000 for which no provision for federal income taxes has been made. If, in the future this portion of retained earnings is used for any purpose other than to absorb bad debt losses, federal income taxes would be imposed at the then applicable rate. The unrecorded deferred income tax liability on the above amounts was approximately $2,034,000 at December 31, 2012 and 2011.

The Bancorp had no unrecognized tax benefits at any time during 2012 or 2011 and does not anticipate any significant increase or decrease in unrecognized tax benefits during 2013. Should the accrual of any interest or penalties relative to unrecognized tax benefits be necessary, it is the Bancorp's policy to record such accruals through income tax accounts. No such accruals existed at any time during 2012 or 2011.

The Bancorp and its subsidiaries are subject to United States Federal income tax as well as income tax of the states of Indiana and Illinois. The Bancorp is no longer subject to examination by taxing authorities for the years before 2009 for federal and 2008 for state.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits [Text Block]

Note 7 – Deposits

The aggregate amount of certificates of deposit with a balance of $250,000 or more was approximately $20,919,000 at December 31, 2012 and $21,108,000 at December 31, 2011.

At December 31, 2012, scheduled maturities of certificates of deposit were as follows:

(Dollars in thousands)
2013	$132,028
2014	35,340
2015	4,216
2016	77
Thereafter	-
Total	$171,661

Borrowed Funds	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 8 – Borrowed Funds

At year end, borrowed funds are summarized below:

	(Dollars in thousands)
	2012	2011
Fixed rate advances from the FHLB	28,000	31,000
Putable advances from the FHLB	5,000	5,000
Other	207	618
Total	$33,207	$36,618

At December 31, 2012, scheduled maturities of borrowed funds were as follows:

(Dollars in thousands)
2013	$14,207
2014	8,000
2015	11,000
Total	$33,207

Repurchase agreements generally mature within one year and are secured by U.S. government and U.S. agency securities, under the Bancorp’s control. At year end, information concerning these retail repurchase agreements is summarized below:

	(Dollars in thousands)
	2012	2011
Ending balance	$16,298	$15,395
Average balance during the year	20,561	20,767
Maximum month-end balance during the year	25,278	24,258
Securities underlying the agreements at year end:
Carrying value	28,002	26,622
Fair value	28,002	26,622
Average interest rate during the year	0.38%	0.51%
Average interest rate at year end	0.31%	0.43%

At year-end, advances from the Federal Home Loan Bank were as follows:

	(Dollars in thousands)
	2012	2011

Fixed rate advances, maturing January 2013 through
December 2016 at rates from 0.49% to 2.65%; average rate: 2012 – 1.84%; 2011 – 1.95%	$28,000	$31,000
Putable advance, maturing February 2013 at a fixed rate of 2.62%	5,000	5,000

Fixed rate advances are payable at maturity, with a prepayment penalty. Putable advances are fixed for a period of one to three years and then may adjust quarterly to the three-month London Interbank Offered Rate until maturity. Once the putable advance interest rate adjusts, the Bancorp has the option to prepay the advance on specified quarterly interest rate reset dates. The advances were collateralized by mortgage loans totaling approximately $164,463,000 and $163,534,000 at December 31, 2012 and 2011, respectively. In addition to the fixed rate and putable advances, the Bancorp maintains a $10,000,000 line of credit with the Federal Home Loan Bank of Indianapolis. There was no outstanding balance on the line of credit at December 31, 2012 or 2011. Other borrowings at December 31, 2012 and 2011 are comprised of reclassified bank balances.

Employees' Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

Note 9 – Employees’ Benefit Plans

The Bancorp maintains an Employees’ Savings and Profit Sharing Plan and Trust for all employees who meet the plan qualifications. Employees are eligible to participate in the Employees’ Savings and Profit Sharing Plan and Trust on the next January 1 or July 1 following the completion of one year of employment, age 18, and completion of 1,000 hours of service. The Employees’ Savings Plan feature allows employees to make pre-tax contributions to the Employees’ Savings Plan of 1% to 50% of Plan Salary, subject to limitations imposed by Internal Revenue Code section 401(k). The Profit Sharing Plan and Trust feature is non-contributory on the part of the employee. Contributions to the Employees’ Profit Sharing Plan and Trust are made at the discretion of the Bancorp’s Board of Directors. Contributions for the year ended December 31, 2012 and 2011 were based on 9% and 4%, respectively, of the participants’ total compensation, excluding incentives. Participants in the plan become 100% vested upon completion of five years of service. The benefit plan expense amounted to approximately $677,000 for 2012 and $283,000 for 2011.

The Bancorp maintains an Unqualified Deferred Compensation Plan (the Plan). The purpose of the Plan is to provide deferred compensation to key senior management employees of the Bancorp in order to recognize their substantial contributions to the Bank and provide them with additional financial security as inducement to remain with the Bank. The Compensation Committee selects which persons shall be participants in the Plan. Participants’ accounts are credited each year with an amount based on a formula involving the participant’s employer funded contributions under all qualified plans and the limitations imposed by Internal Revenue Code subsection 401(a)(17) and Code section 415. The unqualified deferred compensation plan liability at December 31, 2012 and 2011 was approximately $141,000 and $127,000, respectively. The Plan expense amounted to $14,000 for 2012 and $8,000 for 2011.

Directors have deferred some of their fees in consideration of future payments. Fee deferrals, including interest, totaled approximately $91,000 and $108,000 for 2012 and 2011, respectively. The deferred fee liability at December 31, 2012 and 2011 was approximately $1,234,000 and $1,678,000, respectively.

Regulatory Capital	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note 10 – Regulatory Capital

The Bancorp and Bank are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet various capital requirements can initiate regulatory action. Prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At December 31, 2012 and 2011, the most recent regulatory notifications categorized the Bancorp and Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bancorp’s or the Bank’s category.

At year-end, capital levels for the Bancorp and the Bank were essentially the same. Actual capital levels (in millions), minimum required levels and levels needed to be classified as well capitalized for the Bancorp are summarized below:

					Minimum
					Required To Be
					Well Capitalized
			Minimum Required		Under Prompt
			For Capital		Corrective
	Actual		Adequacy Purposes		Action Regulations
(Dollars in millions)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital to risk-weighted assets	$70.1	14.6%	$38.3	8.0%	$47.9	10.0%
Tier 1 capital to risk-weighted assets	$64.1	13.4%	$19.1	4.0%	$28.7	6.0%
Tier 1 capital to adjusted average assets	$64.1	9.4%	$20.5	3.0%	$34.2	5.0%

2011
Total capital to risk-weighted assets	$64.9	14.3%	$36.2	8.0%	$45.2	10.0%
Tier 1 capital to risk-weighted assets	$59.2	13.1%	$18.1	4.0%	$27.1	6.0%
Tier 1 capital to adjusted average assets	$59.2	9.2%	$19.4	3.0%	$32.3	5.0%

The Bancorp’s ability to pay dividends to its shareholders is entirely dependent upon the Bank’s ability to pay dividends to the Bancorp. Under Indiana law, the Bank may pay dividends from its undivided profits (generally, earnings less losses, bad debts, taxes and other operating expenses) as is considered expedient by the Bank’s Board of Directors. However, the Bank must obtain the approval of the Indiana Department of Financial Institutions (DFI) for the payment of a dividend if the total of all dividends declared by the Bank during the current year, including the proposed dividend, would exceed the sum of retained net income for the year to date plus its retained net income for the previous two years. For this purpose, “retained net income,” means net income as calculated for call report purposes, less all dividends declared for the applicable period. The aggregate amount of dividends that may be declared by the Bank in 2013, without prior DFI approval is $8.7 million plus 2013 net profits. Moreover, the FDIC and the Federal Reserve Board may prohibit the payment of dividends if it determines that the payment of dividends would constitute an unsafe or unsound practice in light of the financial condition of the Bank. On November 30, 2012, the Board of Directors of the Bancorp declared a fourth quarter dividend of $0.19 per share. The Bancorp’s fourth quarter dividend was paid to shareholders on January 4, 2013.

Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 11 – Stock Based Compensation

The Bancorp’s 2004 Stock Option Plan (the Plan), which is stockholder-approved, permits the grant of share options to its employees for up to 250,000 shares of common stock. Awards granted under the Plan may be in the form of incentive stock options, non-incentive stock options, or restricted stock. The purposes of the Plan are to attract and retain the best available personnel, to provide additional incentives for all employees and to encourage their continued employment by facilitating employees’ purchases of an equity interest in the Bancorp. Option awards are generally granted with an exercise price equal to the market price of the Bancorp’s common stock at the date of grant; those option awards have five year vesting periods and have ten year contractual terms. Total compensation cost that has been charged against income for incentive stock options was approximately $1,000 for 2012 and 2011.

The fair value of each incentive stock option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model. Expected volatilities are based on historical volatilities of the Company’s common stock. No incentive stock options were granted during 2012 or 2011. The Company uses historical data to estimate option exercise and post-vesting termination behavior. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

A summary of the Bancorp’s stock option activity for 2012 and 2011 follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at January 1, 2011	49,247	$24.27
Granted	-	-
Exercised	-	-
Forfeited or expired	(8,747)	19.50
Outstanding at end of year	40,500	$25.30	1.1	$-
Vested or expected to vest	40,500	$25.30	1.1	$-
Exercisable at December 31, 2011	39,500	$25.22	1.0	$-

Granted	-	-
Exercised	-	-
Forfeited or expired	(14,550)	22.15
Outstanding at end of year	25,950	$27.06	0.7	$-
Vested or expected to vest	25,950	$27.06	0.7	$-
Exercisable at December 31, 2012	24,950	$27.01	0.5	$-

As of December 31, 2012, there were no unrecognized compensation costs related to non-vested incentive stock options granted under the Plan.

Restricted stock awards are generally granted with an award price equal to the market price of the Bancorp’s common stock on the award date. Restricted stock awards have been issued with a five year vesting period. Forfeiture provisions exist for personnel that separate employment before the vesting period expires. Compensation expense related to restricted stock awards are recognized over the vesting period. Total compensation cost that has been charged against income for those plans was approximately $15,000 and $32,000 for 2012 and 2011, respectively.

A summary of changes in the Bancorp’s non-vested restricted stock for 2012 and 2011 follows:

		Weighted
		Average
		Grant Date
Non-vested Shares	Shares	Fair Value
Non-vested at January 1, 2011	6,750	$25.72
Granted	-	-
Vested	(3,000)	31.57
Forefited	-	-
Non-vested at December 31, 2011	3,750	25.72

Granted	-	-
Vested	(350)	29.75
Forefited	-	-
Non-vested at December 31, 2012	3,400	$20.15

As of December 31, 2012, there was approximately $17,000 of total unrecognized compensation cost related to non-vested restricted shares granted under the Plan. The cost is expected to be recognized over a weighted-average period of 1.4 years.

Earnings per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 12 – Earnings per Common Share

A reconciliation of the numerators and denominators of the basic earnings per common share and diluted earnings per common share computations for 2012 and 2011 is presented below.

	2012	2011
Basic earnings per common share:
Net income available to common stockholders	$6,852,915	$5,384,982
Weighted-average common shares outstanding	2,839,719	2,832,161
Basic earnings per common share	$2.41	$1.90

Diluted earnings per common share:
Net income available to common stockholders	$6,852,915	$5,384,982
Weighted-average common shares outstanding	2,839,719	2,832,161
Weighted-average common and dilutive potential common shares outstanding	2,839,719	2,832,161
Diluted earnings per common share	$2.41	$1.90

There were 25,950 and 40,500 anti-dilutive shares outstanding at December 31, 2012 and 2011, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 13 – Related Party Transactions

The Bancorp had aggregate loans outstanding to directors and executive officers (with individual balances exceeding $120,000) of approximately $4,036,000 at December 31, 2012 and approximately $6,907,000 at December 31, 2011. For the year ended December 31, 2012, the following activity occurred on these loans:

(Dollars in thousands)
Aggregate balance at the beginning of the year	$6,907
New loans	1,174
Repayments	(4,045)
Aggregate balance at the end of the year	$4,036

Deposits from directors and executive officers totaled approximately $2,774,000 and $2,094,000 at December 31, 2012 and 2011, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 14 – Commitments and Contingencies

The Bancorp is a party to financial instruments in the normal course of business to meet the financing needs of its customers. These financial instruments, which include commitments to make loans and standby letters of credit, are not reflected in the accompanying consolidated financial statements. Such financial instruments are recorded when they are funded.

The Bancorp’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to originate loans and standby letters of credit is represented by the contractual amount of those instruments. Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a fee. The Bancorp uses the same credit policy to make such commitments as it uses for on-balance sheet items. Since commitments to make loans may expire without being used, the amount does not necessarily represent future cash commitments.

The Bancorp had outstanding commitments to originate loans as follows:

	(Dollars in thousands)
	Fixed	Variable
	Rate	Rate	Total
December 31, 2012:
Commercial business	$2,334	$26,673	$29,007
Real estate	15,979	8,581	24,560
Consumer loans	-	-	-
Government loans	4,941	-	4,941
Unsecured consumer overdrafts	10,812	-	10,812
Total	$34,066	$35,254	$69,320

December 31, 2011:
Commercial business	$2,524	$24,319	$26,843
Real estate	16,510	18,730	35,240
Consumer loans	-	4	4
Government loans	4,941	-	4,941
Unsecured consumer overdrafts	10,828	-	10,828
Total	$34,803	$43,053	$77,856

The approximately $34,066,000 in fixed rate commitments outstanding at December 31, 2012 and the approximately $34,803,000 in fixed rate commitments outstanding at December 31, 2011 had interest rates ranging from 2.30% to 10.00%, for a period not to exceed forty-five days. Mortgage interest rate locks with borrowers are a component of real estate commitments, were treated as derivative transactions, and valued accordingly at year-end.

Standby letters of credit are conditional commitments issued by the Bancorp to guarantee the performance of a customer to a third party. At December 31, 2012 and 2011, the Bancorp had standby letters of credit totaling approximately $9,251,000 and $8,696,000, respectively which are not included in the tables above. The Bancorp evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bancorp upon extension of credit, is based on management’s credit evaluation of the borrower. Collateral obtained may include accounts receivable, inventory, property, land or other assets.

Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value Disclosures [Text Block]

Note 15 – Fair Values of Financial Instruments

The Fair Value Measurements Topic (the Topic) establishes a hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Topic describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair values of securities available for sale are determined on a recurring basis by obtaining quoted prices on nationally recognized securities exchanges or pricing models utilizing significant observable inputs such as matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities. Different judgment and assumptions used in pricing could result in different estimates of value. In certain cases where market data is not readily available because of lack of market activity or little public disclosure, values may be based on unobservable inputs and classified in Level 3 of the fair value hierarchy.

At the end of each reporting period, securities held in the investment portfolio are evaluated on an individual security level for other-than-temporary impairment in accordance with the Investments – Debt and Equity Securities Topic. Impairment is other-than-temporary if the decline in the fair value of the security is below its amortized cost and it is probable that all amounts due according to the contractual terms of a debt security will not be received. Significant judgments are required in determining impairment, which include making assumptions regarding the estimated prepayments, loss assumptions and the change in interest rates. The Bancorp considers the following factors when determining other-than-temporary impairment for a security: the length of time and the extent to which the market value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the underlying fundamentals of the relevant market and the outlook for such market for the near future; an assessment of whether the Bancorp (1) has the intent to sell the debt securities or (2) more likely than not will be required to sell the debt securities before their anticipated market recovery. If either of these conditions are met, management will recognize other-than-temporary impairment. If, in management’s judgment, an other-than-temporary impairment exists, the cost basis of the security will be written down for the credit loss, and the unrealized loss will be transferred from accumulated other comprehensive loss as an immediate reduction of current earnings.

For the year ended December 31, 2012, the Bancorp’s management utilized a specialist to perform an other-than-temporary impairment analysis for each of its four pooled trust preferred securities. The analysis utilizes analytical models used to project future cash flows for the pooled trust preferred securities based on current assumptions for prepayments, default and deferral rates, and recoveries. The projected cash flows are than tested for impairment consistent with the Investments – Other Topic and the Investments – Debt and Equity Securities Topic. The other-than-temporary impairment testing compares the present value of the cash flows from quarter to quarter to determine if there is a “favorable” or “adverse” change. Other-than-temporary impairment is recorded if the projected present value of cash flows is lower than the book value of the security. To perform the quarterly other-than-temporary impairment analysis, management utilizes current reports issued by the trustee, which contain principal and interest tests, waterfall distributions, note valuations, collection detail and credit ratings for each pooled trust preferred security. In addition, a detailed review of the performing collateral was performed. The review of the collateral began with a review of financial information provided by SNL Financial, a comprehensive database, widely used in the industry, which gathers financial data on banks and thrifts from U.S. GAAP financial statements for public companies (annual and quarterly reports on Forms 10-K and 10-Q), as well as regulatory reports for private companies, including consolidated financial statements for bank holding companies (FR Y-9C reports) and parent company-only financial statements for bank holding companies (FR Y-9LP reports) filed with the Federal Reserve and bank call reports filed with the FDIC and OCC. Using the information sources described above, for each bank and thrift examined, the following items were examined: nature of the issuer’s business, years of operating history, corporate structure, loan composition and loan concentrations, deposit mix, asset growth rates, geographic footprint and local economic environment. The issuers’ historical financial performance was reviewed and their financial ratios were compared to appropriate peer groups of regional banks or thrifts with similar asset sizes. The analysis focused on six broad categories: profitability (revenue streams and earnings quality, return on assets and shareholder’s equity, net interest margin and interest rate sensitivity), credit quality (charge-offs and recoveries, non-current loans and total non-performing assets as a percentage of total loans, loan loss reserve coverage and the adequacy of the loan loss provision), operating efficiency (noninterest expense compared to total revenue), capital adequacy (Tier-1, total capital and leverage ratios and equity capital growth), leverage (tangible equity as a percentage of tangible assets, short-term and long-term borrowings and double leverage at the holding company) and liquidity (the nature and availability of funding sources, net non-core funding dependence and quality of deposits). In addition, for publicly traded companies, stock price movements were reviewed and the market price of publicly traded debt instruments was examined. The other-than-temporary impairment analysis indicated that the Bancorp’s four pooled trust preferred securities had aggregate additional other-than-temporary impairment in the amount of $6,200, for the year ending December 31, 2012.

The table below shows the credit loss roll forward for the Bancorp’s pooled trust preferred securities that have been classified with other-than-temporary impairment:

(Dollars in thousands)
Collateralized debt
obligations other-than-
temporarily impaired
Ending balance - December 31, 2011	$265
Additions not previously recognized	6
Ending balance - December 31, 2012	$271

Cusip	74043CAC1	74042TAJ0	01449TAB9	01450NAC6
Deal name	PreTSL XXIV	PreTSL XXVII	Alesco IX	Alesco XVII
Class	B-1	C-1	A-2A	B
Book value	$1,256,972	$1,296,077	$1,302,536	$1,351,903
Fair value	249,184	246,509	568,650	327,289
Unrealized gains/(losses)	(1,007,788)	(1,049,569)	(733,886)	(1,024,614)
Lowest credit rating assigned	Ca	C	Ba2	C
Number of performing banks	48	27	53	44
Number of performing insurance companies	13	7	10	n/a
Number of issuers in default	17	9	2	2
Number of issuers in deferral	15	6	11	10
Defaults & deferrals as a % of performing collateral	51.28%	36.26%	21.05%	39.86%
Subordination:
As a % of performing collateral	-7.37%	-19.48%	33.21%	-12.77%
As a % of performing collateral - adjusted for projected future defaults	-14.22%	-27.93%	28.49%	-24.33%
Other-than-temporary impairment model assumptions:
Defaults:
Year 1 - issuer average	2.00%	2.20%	2.20%	3.10%
Year 2 - issuer average	2.00%	2.20%	2.20%	3.10%
Year 3 - issuer average	2.00%	2.20%	2.20%	3.10%
> 3 Years - issuer average	(1)	(1)	(1)	(1)
Discount rate - 3 month Libor, plus implicit yield spread at purchase	1.48%	1.23%	1.27%	1.44%
Recovery assumptions	(2)	(2)	(2)	(2)
Prepayments	0.00%	0.00%	0.00%	0.00%
Other-than-temporary impairment	$41,100	$132,000	$36,600	$61,950

(1) - Default rates > 3 years are evaluated on a issuer by issuer basis and range from 0.25% to 5.00%.

(2) - Recovery assumptions are evaluated on a issuer by issuer basis and range from 0% to 15% with a five year lag.

In the table above, the Bancorp’s subordination for each trust preferred security is calculated by taking the total performing collateral and subtracting the sum of the total collateral within the Bancorp’s class and the total collateral within all senior classes, and then stating this result as a percentage of the total performing collateral. This measure is an indicator of the level of collateral that can default before potential cash flow disruptions may occur. In addition, management calculates subordination assuming future collateral defaults by utilizing the default/deferral assumptions in the Bancorp’s other-than-temporary impairment analysis. Subordination assuming future default/deferral assumptions is calculated by deducting future defaults from the current performing collateral. At December 31, 2012, management reviewed the subordination levels for each security in context of the level of current collateral defaults and deferrals within each security; the potential for additional defaults and deferrals within each security; the length of time that the security has been in “payment in kind” status; and the Bancorp’s class position within each security.

Management calculated the other-than-temporary impairment model assumptions based on the specific collateral underlying each individual security. The following assumption methodology was applied consistently to each of the four pooled trust preferred securities: For collateral that has already defaulted, no recovery was assumed; no cash flows were assumed from collateral currently in deferral, with the exception of the recovery assumptions. The default and recovery assumptions were calculated based on the detailed collateral review. The discount rate assumption used in the calculation of the present value of cash flows is based on the discount margin (i.e., credit spread) at the time each security was purchased using the original purchase price. The discount margin is then added to the appropriate 3-month LIBOR forward rate obtained from the forward LIBOR curve.

At December 31, 2012, three of the trust preferred securities with a cost basis of $3.9 million have been placed in “payment in kind” status. The Bancorp’s securities that are classified as “payment in kind” are a result of not receiving the scheduled quarterly interest payments. For the securities in “payment in kind” status, management anticipates to receive the unpaid contractual interest payments from the issuer, because of the self correcting cash flow waterfall provisions within the structure of the securities. When a tranche senior to the Bancorp’s position fails the coverage test, the Bancorp’s interest cash flows are paid to the senior tranche and recorded as a reduction of principal. The coverage test represents an over collateralization target by stating the balance of the performing collateral as a percentage of the balance of the Bancorp’s tranche, plus the balance of all senior tranches. The principal reduction in the senior tranche continues until the appropriate coverage test is passed. As a result of the principal reduction in the senior tranche, more cash is available for future payments to the Bancorp’s tranche. Consistent with the Investments – Debt and Equity Securities Topic, management considered the failure of the issuer of the security to make scheduled interest payments in determining whether a credit loss existed. Management will not capitalize the “payment in kind” interest payments to the book value of the securities and will keep these securities in non-accrual status until the quarterly interest payments resume.

	(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2012 Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$23,096	$-	$23,096	$-
CMO and residential mortgage-backed securities	99,914	-	99,914	-
Municipal securities	63,073	-	63,073	-
Collateralized debt obligations	1,392	-	-	1,392
Total available-for-sale securities	$187,475	$-	$186,083	$1,392

	(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2011 Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$15,648	$-	$15,648	$-
CMO and residential mortgage-backed securities	111,197	-	111,197	-
Municipal securities	58,756	-	58,756	-
Collateralized debt obligations	1,361	-	-	1,361
Total available-for-sale securities	$186,962	$-	$185,601	$1,361

Reconciliation of available-for-sale securities, which require significant adjustment based on unobservable data, are presented below:

(Dollars in thousands)
Estimated Fair Value
Measurements Using
Significant Unobservable
Inputs
(Level 3)
Available-for-sale
securities
Total realized/unrealized (losses)/gains, January 1, 2011	1,379
Included in earnings	(1)
Included in other comprehensive income	(17)
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2011	1,361

Total realized/unrealized (losses)/gains
Included in earnings	(6)
Included in other comprehensive income	37
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2012	$1,392

Assets and Liabilities Measured at Fair Values on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

(Dollars in thousands)
Estimated Fair Value Measurements at December 31, 2012 Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans	$17,879	$-	$-	$17,879
Foreclosed real estate	425	-	-	425

(Dollars in thousands)
Estimated Fair Value Measurements at December 31, 2011 Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans	$20,064	$-	$-	$20,064
Foreclosed real estate	2,457	-	-	2,457

The fair value of impaired loans with specific allocations of the allowance for loan losses or loans for which charge-offs have been taken is generally based on the present value of future cash flows or, for collateral dependent loans, based on recent real estate appraisals. Appraisals may utilize a single valuation approach or a combination of approaches, including comparable sales and the income approach. The unpaid principal balance of impaired loans was approximately $19.9 million and the related specific reserves totaled approximately $2.0 million, resulting in a fair value of impaired loans totaling approximately $17.9 million, at December 31, 2012. The unpaid principal balance of impaired loans was approximately $21.7 million and the related specific reserves totaled approximately $1.6 million, resulting in a fair value of impaired loans totaling approximately $20.1 million, at December 31, 2011. Fair value is determined, where possible, using market prices derived from an appraisal or evaluation, which are considered to be Level 2 inputs. However, certain assumptions and unobservable inputs are often used by the appraiser, therefore, qualifying the assets as Level 3 in the fair value hierarchy. The fair value of foreclosed real estate is similarly determined by using the results of recent real estate appraisals.

The following table shows carrying values and related estimated fair values of financial instruments as of the dates indicated. Estimated fair values are further categorized by the inputs used to measure fair value. Items that are not financial instruments are not included.

	(Dollars in thousands)		Estimated Fair Value Measurements at
	December 31, 2012		December 31, 2012 Using
	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$33,751	$33,751	$33,751	$-	$-
Securities available-for-sale	187,475	187,475	-	186,083	1,392
Loans held-for-sale	323	332	332	-	-
Loans receivable, net	428,560	429,733	-	-	429,733
Federal Home Loan Bank stock	3,086	3,086	-	3,086	-
Accrued interest receivable	2,483	2,483	-	2,483	-

Financial liabilities:
Non-interest bearing deposits	75,228	75,228	75,228	-	-
Interest bearing deposits	491,181	491,295	319,520	171,775	-
Repurchase agreements	16,298	16,310	10,131	6,179	-
Borrowed funds	33,207	33,658	207	33,451	-
Accrued interest payable	52	52	-	52	-

	(Dollars in thousands)		Estimated Fair Value Measurements at
	December 31, 2011		December 31, 2011 Using
			Quoted Prices in	Significant	Significant
			Active Markets for	Other Observable	Unobservable
	Carrying	Estimated	Identical Assets	Inputs	Inputs
	Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$26,367	$26,367	$26,367	$-	$-
Securities available-for-sale	186,962	186,962	-	185,601	1,361
Loans held-for-sale	-	-	-	-	-
Loans receivable, net	393,396	394,385	-	-	394,385
Federal Home Loan Bank stock	3,086	3,086	-	3,086	-
Accrued interest receivable	2,554	2,554	-	2,554	-

Financial liabilities:
Non-interest bearing deposits	55,577	55,577	55,577	-	-
Interest bearing deposits	471,304	471,622	294,382	177,240	-
Repurchase agreements	15,395	15,407	8,722	6,685	-
Borrowed funds	36,618	37,270	617	36,653	-
Accrued interest payable	67	67	-	67	-

The following methods were used to estimate the fair value of financial instruments presented in the preceding table for the periods ended December 31, 2012 and 2011:

Cash and cash equivalent carrying amounts approximate fair value. The fair values of securities available-for-sale are obtained from broker pricing (Level 2), with the exception of collateralized debt obligations, which are valued by a third-party specialist (Level 3). Loans held-for-sale comprise residential mortgages and are priced based on values established by the secondary mortgage markets. The estimated fair value for net loans receivable is based on estimates of the rate the Bancorp would charge for similar such loans, applied for the time period until estimated repayment, in addition to appraisals which may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Federal Home Loan Bank stock is estimated at book value due to restrictions that limit the sale or transfer of the security. Fair value of accrued interest receivable and payable approximates book value, as the carrying values are determined using the observable interest rate, balance, and last payment date.

Non-interest and interest bearing deposits, which include checking, savings, and money market deposits, are estimated to have fair values based on the amount payable as of the reporting date (Level 1). The fair value of fixed-maturity certificates of deposit (included in interest bearing deposits) are based on estimates of the rate the Bancorp would pay on similar deposits, applied for the time period until maturity (Level 2). Estimated fair values for short-term repurchase agreements, which represent sweeps from demand deposits to accounts secured by pledged securities, are estimated based on the amount payable as of the reporting date (Level 1). Longer-term repurchase agreements, with contractual maturity dates of three months or more, are based on estimates of the rate the Bancorp would pay on similar deposits, applied for the time period until maturity (Level 2). Short-term borrowings are generally only held overnight, therefore, their carrying amount is a reasonable estimate of fair value (Level 1). The fair value of FHLB Advances are estimated by discounting the future cash flows using quoted rates from the FHLB similar advances with similar maturities. The estimated fair value of other financial instruments, and off-balance sheet loan commitments, approximate cost and are not considered significant to this presentation.

Parent Company Only Statements	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 16 – Parent Company Only Statements

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Balance Sheets
	December 31,
	2012	2011
Assets
Cash on deposit with Peoples Bank	$1	$1,191
Investment in Peoples Bank	67,321	62,601
Dividends receivable from Peoples Bank	539	425
Other assets	405	127
Total assets	$68,266	$64,344

Liabilities and stockholders’ equity
Dividends payable	$539	$425
Other liabilities	76	959
Total liabilities	615	1,384

Common stock	361	361
Additional paid in capital	5,189	5,173
Accumulated other comprehensive income	2,339	2,536
Retained earnings	60,817	56,032
Treasury stock	(1,055)	(1,142)
Total stockholders’ equity	67,651	62,960
Total liabilities and stockholders’ equity	$68,266	$64,344

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Income
	Year Ended December 31,
	2012	2011

Dividends from Peoples Bank	$2,044	$1,699
Operating expenses	162	204
Income before income taxes and equity in undistributed income of Peoples Bank	1,882	1,495
Income tax benefit	(52)	(69)
Income before equity in undistributed income of Peoples Bank	1,934	1,564
Equity in undistributed income of Peoples Bank	4,919	3,821
Net income	$6,853	$5,385

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Cash Flows
	Year Ended December 31,
	2012	2011

Cash flows from operating activities:
Net income	$6,853	$5,385
Adjustments to reconcile net income to
net cash provided by operating activities
Equity in undistributed net income of Peoples Bank	(5,071)	(4,139)
Deferred tax expense/(benefit)	152	318
Stock based compensation expense	16	33
Change in other assets	(392)	(23)
Change in other liabilities	(883)	99
Total adjustments	(6,178)	(3,712)
Net cash - operating activities	675	1,673

Cash flows from investing activities	-	-

Cash flows from financing activities:
Dividends paid	(1,928)	(1,699)
Treasury stock purchased	(78)	-
Proceeds from sale of treasury stock	141	124
Net cash - financing activities	(1,865)	(1,575)
Net change in cash	(1,190)	98
Cash at beginning of year	1,191	1,093
Cash at end of year	$1	$1,191

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation - The consolidated financial statements include NorthWest Indiana Bancorp (the “Bancorp”), its wholly owned subsidiary, Peoples Bank SB (the “Bank”), and the Bank’s wholly owned subsidiaries, Peoples Service Corporation, NWIN, LLC, and NWIN Funding, Incorporated, and Columbia Development Company, LLC. The Bancorp has no other business activity other than being a holding company for the Bank. The Bancorp’s earnings are dependent upon the earnings of the Bank. Peoples Service Corporation provides insurance and annuity investments to the Bank’s wealth management customers. NWIN, LLC is located in Las Vegas, Nevada and serves as the Bank’s investment subsidiary and parent of a real estate investment trust, NWIN Funding, Inc. NWIN Funding, Inc. was formed as an Indiana Real Estate Investment Trust. The formation of NWIN Funding, Inc. provides the Bancorp with a vehicle that may be used to raise capital utilizing portfolio mortgages as collateral, without diluting stock ownership. In addition, NWIN Funding, Inc. will receive favorable state tax treatment for income generated by its operations. Columbia Development Company is a limited liability company that serves to hold certain real estate properties that are acquired through foreclosure. All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates - Preparing financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period, as well as the disclosures provided. Actual results could differ from those estimates. Estimates associated with the allowance for loan losses, mortgage servicing rights, fair values of foreclosed real estate, financial instruments and investment securities, and the status of contingencies are particularly susceptible to material change in the near term.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk - The Bancorp grants residential, commercial real estate, commercial business and installment loans to customers primarily in Lake County, in northwest Indiana. The Bancorp is also an active lender in Porter County, and to a lesser extent, LaPorte, Newton, and Jasper counties in Indiana, and Lake, Cook and Will counties in Illinois. Substantially all loans are secured by specific items of collateral including residences, commercial real estate, business assets, and consumer assets.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Flow Reporting - For purposes of the statements of cash flows, the Bancorp considers cash on hand, noninterest bearing deposits in other financial institutions, all interest-bearing deposits in other financial institutions with original maturities of ninety days or less, and federal funds sold to be cash and cash equivalents. The Bancorp reports net cash flows for customer loan and deposit transactions and short-term borrowings with maturities of 90 days or less.

Marketable Securities, Policy [Policy Text Block]

Securities - The Bancorp classifies securities into held-to-maturity, available-for-sale, or trading categories. Held-to-maturity securities are those which management has the positive intent and the Bancorp has the ability to hold to maturity, and are reported at amortized cost. Available-for-sale securities are those the Bancorp may decide to sell if needed for liquidity, asset-liability management or other reasons. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported in other comprehensive income, net of tax. During 2011, the Bancorp transferred the balance of its held-to-maturity securities to the available-for-sale classification. The Bancorp does not have a trading portfolio. Realized gains and losses resulting from the sale of securities recorded on the trade date are computed by the specific identification method. Interest and dividend income, adjusted by amortization of premiums or discounts on a level yield method, are included in earnings. Securities are reviewed for other-than-temporary impairment on a quarterly basis.

The Bancorp considers the following factors when determining an other-than-temporary impairment for a security: the length of time and the extent to which the market value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the underlying fundamentals of the relevant market and the outlook for such market for the near future; and an assessment of whether the Bancorp has (1) the intent to sell the debt security or (2) it is more likely than not that the Bancorp will be required to sell the debt security before its anticipated market recovery. If either of these conditions are met, management will recognize other-than-temporary impairment. If, in management’s judgment, an other-than-temporary impairment exists, the cost basis of the security will be written down for the credit loss, and the unrealized credit loss will be transferred from accumulated other comprehensive loss as an immediate reduction of current earnings.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]

Loans Held-for-Sale - Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair market value, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held-for-sale can be sold with servicing rights retained or released. The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing rights. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans and Loan Income [Policy Text Block]

Loans and Loan Income - Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, net deferred loan fees and costs, and an allowance for loan losses. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

The accrual of interest income on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection. Consumer loans are typically charged-off no later than when they reach 120 days past due. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on non-accrual or charged-off status at an earlier date if collection of principal or interest is considered doubtful.

Generally, interest accrued but not received for loans placed on non-accrual status is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]

Allowance for Loan Losses– The allowance for loan losses (allowance) is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off.

A loan is considered impaired when, based on current information and events, it is probable that the Bancorp will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case by case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Bancorp does not separately identify individual consumer and residential loans for impairment disclosures.

Federal Home Loan Bank Stock [Policy Text Block]
Federal Home Loan Bank Stock – The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]
Transfers of Financial Assets - Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Bancorp, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Bancorp does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment– Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. Premises and related components are depreciated using the straight-line method with useful lives ranging from 26 to 39 years. Furniture and equipment are depreciated using the straight-line method with useful lives ranging from 2 to 10 years.

Real Estate, Policy [Policy Text Block]
Foreclosed Real Estate– Assets acquired through or instead of loan foreclosure are initially recorded at fair value less estimated costs to sell when acquired, establishing a new cost basis. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-term Assets– Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Bank Owned Life Insurance [Policy Text Block]
Bank Owned Life Insurance - The Bancorp has purchased life insurance policies on certain key executives. In accordance with accounting for split-dollar life insurance, Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Repurchase Agreements, Valuation, Policy [Policy Text Block]
Repurchase Agreements– Substantially, all repurchase agreement liabilities represent amounts advanced by various customers that are not covered by federal deposit insurance and are secured by securities owned by the Bancorp.

Pension and Other Postretirement Plans, Nonpension Benefits, Policy [Policy Text Block]
Postretirement Benefits Other Than Pensions - The Bancorp sponsors a defined benefit postretirement plan that provides comprehensive major medical benefits to all eligible retirees. Postretirement benefits are accrued based on the expected cost of providing postretirement benefits to employees during the years the employees have rendered service to the Bancorp.

Income Tax, Policy [Policy Text Block]
Income Taxes -Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

Loan Commitments, Policy [Policy Text Block]
Loan Commitments and Related Financial Instruments– Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Common Share – Basic earnings per common share is net income divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income – Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available-for-sale and the unrecognized gains and losses on postretirement benefits.

Malpractice Loss Contingency, Policy [Policy Text Block]
Loss Contingencies– Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe such matters currently exist that will have a material effect on the financial statements.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restrictions on Cash - Cash on hand or on deposit with the Federal Reserve Bank of $572,000 and $559,000 was required to meet regulatory reserve and clearing requirements at December 31, 2012 and 2011, respectively. These balances do not earn interest.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments - Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments and other factors, especially in the absence of broad markets for particular instruments. Changes in assumptions or in market conditions could significantly affect the estimates.

Operating Segments [Policy Text Block]
Operating Segments– While the Bancorp's executive management monitors the revenue streams of the various products and services, the identifiable segments are not material and operations are managed and financial performance is evaluated on a company-wide basis. Accordingly, all of the Bancorp's financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassification, Policy [Policy Text Block]
Reclassification - Certain amounts appearing in the consolidated financial statements and notes thereto for the year ended December 31, 2011, may have been reclassified to conform to the December 31, 2012 presentation.

New Accounting Pronouncements, Policy [Policy Text Block]

Adoption of New Accounting Pronouncements

Update Number 2011-04 – Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this update are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011. The Bancorp has adopted this update as of January 1, 2012. Adoption has not resulted in any changes in valuation techniques nor related inputs. Note 15 - Fair Value of Financial Instruments contains expanded disclosure of the level in the fair value hierarchy of inputs that are used in estimating and measuring fair value and information concerning how fair values have been calculated.

Update Number 2011-05 – Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This accounting standard update was issued to increase the prominence of items reported in other comprehensive income and to facilitate the convergence of U.S. GAAP and IFRS. Previous U.S. GAAP allowed the Bancorp to present other comprehensive income as part of the statement of changes in stockholders’ equity. This accounting standard update eliminates that option and requires consecutive presentation of the statement of net income and the statement of comprehensive income. The requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements are effective for public entities for reporting periods beginning after December 15, 2011 and will be applied retrospectively. A Consolidated Statement of Comprehensive Income has been included as part of the Bancorp’s audited financial statements, for the twelve months ended December 31, 2012 and 2011.

Update Number 2011-12 – Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards update No. 2011-05. This update to Comprehensive Income (Topic 220) defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. The deferral supersedes only the paragraphs pertaining to how and where reclassification adjustments are presented. The amendments in this update are effective for public entities for reporting periods beginning after December 15, 2011. This update has not had an impact on the Bancorp’s financial statements.

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

The fair value of available-for-sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

	(Dollars in thousands)
		Gross	Gross	Estimated
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
December 31, 2012
U.S. government sponsored entities	$23,009	$94	$(7)	$23,096
Collateralized mortgage obligations and residential mortgage-backed securities	96,782	3,147	(15)	99,914
Municipal securities	58,946	4,155	(28)	63,073
Collateralized debt obligations	5,208	-	(3,816)	1,392
Total securities available-for-sale	$183,945	$7,396	$(3,866)	$187,475

December 31, 2011
U.S. government sponsored entities	$15,610	$41	$(3)	$15,648
Collateralized mortgage obligations and residential mortgage-backed securities	107,569	3,630	(2)	111,197
Municipal securities	54,738	4,018	-	58,756
Collateralized debt obligations	5,214	-	(3,853)	1,361
Total securities available-for-sale	$183,131	$7,689	$(3,858)	$186,962

Schedule of Contractual Maturities of Available-for-sale Debt Securities [Table Text Block]

The fair value of available-for-sale debt securities and carrying amount, if different, at year end 2012 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	(Dollars in thousands)
	Available-for-sale
	Estimated
	Fair	Tax-Equivalent
December 31, 2012	Value	Yield (%)
Due in one year or less	$972	5.98
Due from one to five years	14,942	3.08
Due from five to ten years	38,313	4.16
Due over ten years	33,334	4.81
Collateralized mortgage obligations and residential mortgage-backed securities	99,914	2.86
Total	$187,475	3.51

Schedule of Realized Gain (Loss) [Table Text Block]	Sales of available-for-sale securities were as follows:
	(Dollars in thousands)
	December 31,	December 31,
	2012	2011

Proceeds	$25,900	22,713
Gross gains	1,120	981
Gross losses	-	(15)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Accumulated other comprehensive income/(loss) balances, net of tax, related to available-for-sale securities, were as follows:

(Dollars in thousands)
Unrealized gain/(loss)
Beginning balance, December 31, 2011	$2,476
Current period change	(192)
Ending balance, December 31, 2012	$2,284

Unrealized Gain (Loss) on Investments [Table Text Block]

Securities with unrealized losses at December 31, 2012 and 2011 not recognized in income are as follows:

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2012
U.S. government sponsored entities	$3,492	$(7)	$-	$-	$3,492	$(7)
Collateralized mortgage obligations and residential mortgage-backed securities	2,294	(15)	-	-	2,294	(15)
Municipal securities	3,330	(28)	-	-	3,330	(28)
Collateralized debt obligations	-	-	1,392	(3,816)	1,392	(3,816)
Total temporarily impaired	$9,116	$(50)	$1,392	$(3,816)	$10,508	$(3,866)
Number of securities		14		4		18

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2011
U.S. government sponsored entities	$1,287	$(3)	$-	$-	$1,287	$(3)
Collateralized mortgage obligations and residential mortgage-backed securities	2,030	(2)	-	-	2,030	(2)
Municipal securities	-	-	-	-	-	-
Collateralized debt obligations	-	-	1,361	(3,853)	1,361	(3,853)
Total temporarily impaired	$3,317	$(5)	$1,361	$(3,853)	$4,678	$(3,858)
Number of securities		2		4		6

Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Classification of Loans Receivable [Table Text Block]

Year end loans are summarized below:

	(Dollars in thousands)
	December 31, 2012	December 31, 2011
Loans secured by real estate:
Construction and land development	$23,984	$21,143
Residential, including home equity	154,945	154,426
Commercial real estate and other dwelling	179,825	153,715
Total loans secured by real estate	358,754	329,284
Consumer loans	350	472
Commercial business	69,310	63,384
Government and other	8,869	8,643
Subtotal	437,283	401,783
Less:
Net deferred loan origination fees	(251)	(264)
Undisbursed loan funds	(51)	(118)
Loans receivable	$436,981	$401,401

Allowance for Credit Losses on Financing Receivables [Table Text Block]

The Bancorp’s activity in the allowance for loan losses, by loan segment, is summarized below for the years indicated.

			Commercial Real
			Estate,
			Construction &
	Residential		Land
	Real Estate,		Development,	Commercial	Commercial
	Including	Consumer	and Other	Participations	Business	Government
(Dollars in thousands)	Home Equity	Loans	Dwellings	Purchased	Loans	Loans	Total

The Bancorp's activity in the allowance for loan losses is summarized below for the twelve months ended December 31, 2012:

Allowance for loan losses:
Beginning Balance	$1,161	$15	$3,329	$2,399	$1,101	$-	$8,005
Charge-offs	(336)	(17)	(256)	(873)	(619)	-	(2,101)
Recoveries	4	5	13	108	37	-	167
Provisions	195	16	1,464	(26)	701	-	2,350
Ending Balance	$1,024	$19	$4,550	$1,608	$1,220	$-	$8,421

The Bancorp's activity in the allowance for loan losses is summarized below for the twelve months ended December 31, 2011:

Allowance for loan losses:
Beginning Balance	$994	$30	$2,773	$4,704	$620	$-	$9,121
Charge-offs	(469)	(57)	(880)	(3,366)	(163)	-	$(4,935)
Recoveries	112	11	183	-	3	-	$309
Provisions	524	31	1,253	1,061	641	-	$3,510
Ending Balance	$1,161	$15	$3,329	$2,399	$1,101	$-	$8,005

The Bancorp's allowance for loan losses impairment evaluation and financing receivables are summarized below at December 31, 2012:

Ending balance: individually
evaluated for impairment	$9	$-	$1,783	$-	$209	$-	$2,001

Ending balance: collectively
evaluated for impairment	$1,015	$19	$2,767	$1,608	$1,011	$-	$6,420

FINANCING RECEIVABLES
Ending balance	$154,627	$347	$175,769	$28,040	$69,329	$8,869	$436,981

Ending balance: individually
evaluated for impairment	$692	$-	$10,778	$6,378	$2,032	$-	$19,880

Ending balance: collectively
evaluated for impairment	$153,935	$347	$164,991	$21,662	$67,297	$8,869	$417,101

The Bancorp's allowance for loan losses impairment evaluation and financing receivables are summarized below at December 31, 2011:

Ending balance: individually
evaluated for impairment	$10	$-	$1,043	$252	$304	$-	$1,609

Ending balance: collectively
evaluated for impairment	$1,151	$15	$2,286	$2,147	$797	$-	$6,396

FINANCING RECEIVABLES
Ending balance	$154,135	$472	$154,618	$20,240	$63,293	$8,643	$401,401

Ending balance: individually
evaluated for impairment	$1,282	$-	$11,007	$7,170	$2,214	$-	$21,673

Ending balance: collectively
evaluated for impairment	$152,853	$472	$143,611	$13,070	$61,079	$8,643	$379,728

Financing Receivable Credit Quality Indicators [Table Text Block]

The Bancorp's credit quality indicators, are summarized below at December 31:

	(Dollars in thousands)
	Corporate Credit Exposure - Credit Risk Portfolio By Creditworthiness Category
	Commercial Real Estate, Construction						Government
	& Land Development, and Other Dwellings		Commercial Participations Purchased		Commercial Business Loans		Loans
Loan Grades	2012	2011	2012	2011	2012	2011	2012	2011
2 Moderate risk	$19	$25	$-	$-	$5,674	$4,467	$-	$-
3 Acceptable risk	110,416	85,703	15,585	2,387	45,202	37,713	8,869	8,643
4 Pass/monitor	51,100	51,429	1,029	5,903	13,500	17,532	-	-
5 Special mention (watch)	3,630	5,509	5,984	4,780	3,300	978	-	-
6 Substandard	10,604	11,952	5,442	7,170	1,653	2,603	-	-
7 Doubtful	-	-	-	-	-	-	-	-
Total	$175,769	$154,618	$28,040	$20,240	$69,329	$63,293	$8,869	$8,643

	(Dollars in thousands)
	Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity
	Residential Real Estate,
	Including Home Equity		Consumer Loans
	2012	2011	2012	2011
Performing	$152,838	$151,375	$337	$472
Non-performing	1,789	2,760	10	-
Total	$154,627	$154,135	$347	$472

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

The Bancorp's troubled debt restructurings for the periods presented are summarized below:

			(Dollars in thousands)
		Pre-	Post-		Pre-	Post-
		Modification	Modification		Modification	Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
	December 31, 2012			December 31, 2011
Troubled debt restructurings during the period:
Residential real estate, including home equity	7	$700	$692	14	$1,290	$1,282
Consumer loans	-	-	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	3	1,440	1,440	3	8,097	7,836
Commercial participations purchased	1	1,290	935	2	7,975	5,635
Commercial business loans	1	108	88	-	-	-
Government loans	-	-	-	-	-	-

	Number of	Recorded	Number of	Recorded
	Contracts	Investment	Contracts	Investment
	December 31, 2012		December 31, 2011
Troubled debt restructurings that subsequently defaulted during the periods presented:
Residential real estate, including home equity	1	$39	1	$159
Consumer loans	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	-	-	3	6,009
Commercial participations purchased	-	-	-	-
Commercial business loans	-	-	-	-
Government loans	-	-	-	-

Schedule of Impaired Loans Receivable, Additional Information [Table Text Block]

The Bancorp's individually evaluated impaired loans are summarized below:

	As of December 31, 2012			For the twelve months ended December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$-	$-
Commercial real estate, construction & land development, and other dwellings	591	591	-	652	3
Commercial participations purchased	6,378	11,047	-	5,080	-
Commercial business loans	727	1,000	-	992	32
With an allowance recorded:
Residential real estate, including home equity	692	692	9	782	20
Commercial real estate, construction & land development, and other dwellings	10,187	10,271	1,783	10,207	349
Commercial participations purchased	-	-	-	1,394	-
Commercial business loans	1,305	1,305	209	874	51
Total:
Residential real estate, including home equity	$692	$692	$9	$782	$20
Commercial real estate, construction & land development, and other dwellings	$10,778	$10,862	$1,783	$10,859	$352
Commercial participations purchased	$6,378	$11,047	$-	$6,474	$-
Commercial business loans	$2,032	$2,305	$209	$1,866	$83

	As of December 31, 2011			For the twelve months ended December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$26	$-
Commercial real estate, construction & land development, and other dwellings	690	880	-	1,725	16
Commercial participations purchased	2,483	8,158	-	2,946	182
Commercial business loans	793	818	-	386	20
With an allowance recorded:
Residential real estate, including home equity	1,282	1,282	10	278	-
Commercial real estate, construction & land development, and other dwellings	10,317	12,662	1,043	8,698	463
Commercial participations purchased	4,687	4,687	252	8,990	186
Commercial business loans	1,421	1,421	304	739	15
Total:
Residential real estate, including home equity	$1,282	$1,282	$10	$304	$-
Commercial real estate, construction & land development, and other dwellings	$11,007	$13,542	$1,043	$10,423	$479
Commercial participations purchased	$7,170	$12,845	$252	$11,936	$368
Commercial business loans	$2,214	$2,239	$304	$1,125	$35

Past Due Financing Receivables [Table Text Block]

The Bancorp's age analysis of past due loans is summarized below:

		(Dollars in thousands)

							Recorded
			Greater				Investments
			Than 90				Greater than
	30-59 Days	60-89 Days	Days Past	Total Past			90 Days and
	Past Due	Past Due	Due	Due	Current	Total Loans	Accruing
December 31, 2012
Residential real estate, including home equity	$4,172	$1,145	$1,448	$6,765	$147,862	$154,627	$-
Consumer loans	-	-	-	-	347	347	-
Commercial real estate, construction & land development, and other dwellings	4,044	390	1,993	6,427	169,342	175,769	229
Commercial participations purchased	5	-	5,442	5,447	22,593	28,040	-
Commercial business loans	689	116	1,525	2,330	66,999	69,329	-
Government loans	-	-	-	-	8,869	8,869	-
Total	$8,910	$1,651	$10,408	$20,969	$416,012	$436,981	$229

December 31, 2011
Residential real estate, including home equity	$3,413	$874	$2,663	$6,950	$147,185	$154,135	$279
Consumer loans	7	-	-	7	465	472	-
Commercial real estate, construction & land development, and other dwellings	604	238	1,616	2,458	152,160	154,618	-
Commercial participations purchased	7	-	7,169	7,176	13,064	20,240	-
Commercial business loans	458	323	717	1,498	61,795	63,293	-
Government loans	-	-	-	-	8,643	8,643	-
Total	$4,489	$1,435	$12,165	$18,089	$383,312	$401,401	$279

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]

The Bancorp's loans on nonaccrual status are summarized below:

	(Dollars in thousands)
	December 31,	December 31,
	2012	2011
Residential real estate, including home equity	$1,846	$2,481
Consumer loans	10	-
Commercial real estate, construction & land development, and other dwellings	2,311	3,433
Commercial participations purchased	5,442	7,170
Commercial business loans	1,644	926
Government loans	-	-
Total	$11,253	$14,010

Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

At year end, premises and equipment are summarized as follows:

	(Dollars in thousands)
	2012	2011
Cost:
Land	$4,540	$4,540
Buildings and improvements	19,277	19,171
Furniture and equipment	11,244	11,051
Total cost	35,061	34,762
Less accumulated depreciation	(17,383)	(16,520)
Premises and equipment, net	$17,678	$18,242

Foreclosed Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Other Real Estate and Foreclosed Assets [Abstract]
Schedule of Real Estate Properties [Table Text Block]

At year end, foreclosed real estate is summarized below:

	(Dollars in thousands)
	2012	2011
Residential real estate	$243	$554
Commercial real estate and other dwellings	151	569
Construction and land development	31	1,334
Total	$425	$2,457

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

At year-end, components of the income tax expense (benefit) consist of the following:

	(Dollars in thousands)
	2012	2011
Federal:
Current	$1,754	$735
Deferred	146	434
State:
Current	35	126
Deferred, net of valuation allowance	6	(116)
Income tax expense	$1,941	$1,179

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Effective tax rates differ from the federal statutory rate of 34% applied to income before income taxes due to the following:

	(Dollars in thousands)
	2012	2011
Federal statutory rate	34%	34%
Tax expense at statutory rate	$2,990	$2,232
State tax, net of federal effect	27	7
Tax exempt income	(806)	(874)
Bank owned life insurance	(329)	(135)
Tax credits	-	(67)
Other	59	16
Total income tax expense	$1,941	$1,179

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

At year-end, the components of the net deferred tax asset recorded in the consolidated balance sheets are as follows:

	(Dollars in thousands)
	2012	2011
Deferred tax assets:
Bad debts	$3,318	$3,149
Deferred loan fees	99	104
Deferred compensation	486	660
Net operating loss	875	855
Tax credits	73	62
Nonaccrual loan interest income	12	22
Restricted stock awards	26	32
REO writedowns	11	16
Unqualified DCP	55	50
Post retirement benefit	55	58
Other-than-temporary impairment	92	90
Accrued vacation	125	63
Legal reserve	-	148
Impairment on land	75	75
Other	20	42
Total deferred tax assets	5,322	5,426

Deferred tax liabilities:
Depreciation	(1,284)	(1,214)
Prepaids	(272)	(246)
Mortgage servicing rights	(133)	(122)
Deferred stock dividends	(115)	(115)
Unrealized appreciation on securities available-for-sale, net	(1,246)	(1,355)
Post retirement unrealized gain	(40)	(43)
Other	(16)	(91)
Total deferred tax liabilities	(3,106)	(3,186)
Valuation allowance	(474)	(458)
Net deferred tax assets	$1,742	$1,782

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	At December 31, 2012, scheduled maturities of certificates of deposit were as follows:
(Dollars in thousands)
2013	$132,028
2014	35,340
2015	4,216
2016	77
Thereafter	-
Total	$171,661

Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Federal Home Loan Bank, Advances, Borrowed Funds [Table Text Block]

At year end, borrowed funds are summarized below:

	(Dollars in thousands)
	2012	2011
Fixed rate advances from the FHLB	28,000	31,000
Putable advances from the FHLB	5,000	5,000
Other	207	618
Total	$33,207	$36,618

Schedule of Federal Home Loan Bank, Advances, Rolling Maturity [Table Text Block]	At December 31, 2012, scheduled maturities of borrowed funds were as follows:
(Dollars in thousands)
2013	$14,207
2014	8,000
2015	11,000
Total	$33,207

Schedule of Federal Home Loan Bank, Advances, Activity for Year [Table Text Block]

At year end, information concerning these retail repurchase agreements is summarized below:

	(Dollars in thousands)
	2012	2011
Ending balance	$16,298	$15,395
Average balance during the year	20,561	20,767
Maximum month-end balance during the year	25,278	24,258
Securities underlying the agreements at year end:
Carrying value	28,002	26,622
Fair value	28,002	26,622
Average interest rate during the year	0.38%	0.51%
Average interest rate at year end	0.31%	0.43%

Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]

At year-end, advances from the Federal Home Loan Bank were as follows:

	(Dollars in thousands)
	2012	2011

Fixed rate advances, maturing January 2013 through
December 2016 at rates from 0.49% to 2.65%; average rate: 2012 – 1.84%; 2011 – 1.95%	$28,000	$31,000
Putable advance, maturing February 2013 at a fixed rate of 2.62%	5,000	5,000

Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

Actual capital levels (in millions), minimum required levels and levels needed to be classified as well capitalized for the Bancorp are summarized below:

					Minimum
					Required To Be
					Well Capitalized
			Minimum Required		Under Prompt
			For Capital		Corrective
	Actual		Adequacy Purposes		Action Regulations
(Dollars in millions)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital to risk-weighted assets	$70.1	14.6%	$38.3	8.0%	$47.9	10.0%
Tier 1 capital to risk-weighted assets	$64.1	13.4%	$19.1	4.0%	$28.7	6.0%
Tier 1 capital to adjusted average assets	$64.1	9.4%	$20.5	3.0%	$34.2	5.0%

2011
Total capital to risk-weighted assets	$64.9	14.3%	$36.2	8.0%	$45.2	10.0%
Tier 1 capital to risk-weighted assets	$59.2	13.1%	$18.1	4.0%	$27.1	6.0%
Tier 1 capital to adjusted average assets	$59.2	9.2%	$19.4	3.0%	$32.3	5.0%

Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

A summary of the Bancorp’s stock option activity for 2012 and 2011 follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at January 1, 2011	49,247	$24.27
Granted	-	-
Exercised	-	-
Forfeited or expired	(8,747)	19.50
Outstanding at end of year	40,500	$25.30	1.1	$-
Vested or expected to vest	40,500	$25.30	1.1	$-
Exercisable at December 31, 2011	39,500	$25.22	1.0	$-

Granted	-	-
Exercised	-	-
Forfeited or expired	(14,550)	22.15
Outstanding at end of year	25,950	$27.06	0.7	$-
Vested or expected to vest	25,950	$27.06	0.7	$-
Exercisable at December 31, 2012	24,950	$27.01	0.5	$-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

A summary of changes in the Bancorp’s non-vested restricted stock for 2012 and 2011 follows:

		Weighted
		Average
		Grant Date
Non-vested Shares	Shares	Fair Value
Non-vested at January 1, 2011	6,750	$25.72
Granted	-	-
Vested	(3,000)	31.57
Forefited	-	-
Non-vested at December 31, 2011	3,750	25.72

Granted	-	-
Vested	(350)	29.75
Forefited	-	-
Non-vested at December 31, 2012	3,400	$20.15

Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

A reconciliation of the numerators and denominators of the basic earnings per common share and diluted earnings per common share computations for 2012 and 2011 is presented below.

	2012	2011
Basic earnings per common share:
Net income available to common stockholders	$6,852,915	$5,384,982
Weighted-average common shares outstanding	2,839,719	2,832,161
Basic earnings per common share	$2.41	$1.90

Diluted earnings per common share:
Net income available to common stockholders	$6,852,915	$5,384,982
Weighted-average common shares outstanding	2,839,719	2,832,161
Weighted-average common and dilutive potential common shares outstanding	2,839,719	2,832,161
Diluted earnings per common share	$2.41	$1.90

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

For the year ended December 31, 2012, the following activity occurred on these loans:

(Dollars in thousands)
Aggregate balance at the beginning of the year	$6,907
New loans	1,174
Repayments	(4,045)
Aggregate balance at the end of the year	$4,036

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Outstanding Commitments to Originate Loans [Table Text Block]

The Bancorp had outstanding commitments to originate loans as follows:

	(Dollars in thousands)
	Fixed	Variable
	Rate	Rate	Total
December 31, 2012:
Commercial business	$2,334	$26,673	$29,007
Real estate	15,979	8,581	24,560
Consumer loans	-	-	-
Government loans	4,941	-	4,941
Unsecured consumer overdrafts	10,812	-	10,812
Total	$34,066	$35,254	$69,320

December 31, 2011:
Commercial business	$2,524	$24,319	$26,843
Real estate	16,510	18,730	35,240
Consumer loans	-	4	4
Government loans	4,941	-	4,941
Unsecured consumer overdrafts	10,828	-	10,828
Total	$34,803	$43,053	$77,856

Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Table Text Block]

The table below shows the credit loss roll forward for the Bancorp’s pooled trust preferred securities that have been classified with other-than-temporary impairment:

(Dollars in thousands)
Collateralized debt
obligations other-than-
temporarily impaired
Ending balance - December 31, 2011	$265
Additions not previously recognized	6
Ending balance - December 31, 2012	$271

Schedule of Fair Value, Pooled Trust Preferred Securities [Table Text Block]
Cusip	74043CAC1	74042TAJ0	01449TAB9	01450NAC6
Deal name	PreTSL XXIV	PreTSL XXVII	Alesco IX	Alesco XVII
Class	B-1	C-1	A-2A	B
Book value	$1,256,972	$1,296,077	$1,302,536	$1,351,903
Fair value	249,184	246,509	568,650	327,289
Unrealized gains/(losses)	(1,007,788)	(1,049,569)	(733,886)	(1,024,614)
Lowest credit rating assigned	Ca	C	Ba2	C
Number of performing banks	48	27	53	44
Number of performing insurance companies	13	7	10	n/a
Number of issuers in default	17	9	2	2
Number of issuers in deferral	15	6	11	10
Defaults & deferrals as a % of performing collateral	51.28%	36.26%	21.05%	39.86%
Subordination:
As a % of performing collateral	-7.37%	-19.48%	33.21%	-12.77%
As a % of performing collateral - adjusted for projected future defaults	-14.22%	-27.93%	28.49%	-24.33%
Other-than-temporary impairment model assumptions:
Defaults:
Year 1 - issuer average	2.00%	2.20%	2.20%	3.10%
Year 2 - issuer average	2.00%	2.20%	2.20%	3.10%
Year 3 - issuer average	2.00%	2.20%	2.20%	3.10%
> 3 Years - issuer average	(1)	(1)	(1)	(1)
Discount rate - 3 month Libor, plus implicit yield spread at purchase	1.48%	1.23%	1.27%	1.44%
Recovery assumptions	(2)	(2)	(2)	(2)
Prepayments	0.00%	0.00%	0.00%	0.00%
Other-than-temporary impairment	$41,100	$132,000	$36,600	$61,950

(1) - Default rates > 3 years are evaluated on a issuer by issuer basis and range from 0.25% to 5.00%.

(2) - Recovery assumptions are evaluated on a issuer by issuer basis and range from 0% to 15% with a five year lag.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

	(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2012 Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$23,096	$-	$23,096	$-
CMO and residential mortgage-backed securities	99,914	-	99,914	-
Municipal securities	63,073	-	63,073	-
Collateralized debt obligations	1,392	-	-	1,392
Total available-for-sale securities	$187,475	$-	$186,083	$1,392

	(Dollars in thousands)
	Estimated Fair Value Measurements at December 31, 2011 Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$15,648	$-	$15,648	$-
CMO and residential mortgage-backed securities	111,197	-	111,197	-
Municipal securities	58,756	-	58,756	-
Collateralized debt obligations	1,361	-	-	1,361
Total available-for-sale securities	$186,962	$-	$185,601	$1,361

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Reconciliation of available-for-sale securities, which require significant adjustment based on unobservable data, are presented below:

(Dollars in thousands)
Estimated Fair Value
Measurements Using
Significant Unobservable
Inputs
(Level 3)
Available-for-sale
securities
Total realized/unrealized (losses)/gains, January 1, 2011	1,379
Included in earnings	(1)
Included in other comprehensive income	(17)
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2011	1,361

Total realized/unrealized (losses)/gains
Included in earnings	(6)
Included in other comprehensive income	37
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2012	$1,392

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

(Dollars in thousands)
Estimated Fair Value Measurements at December 31, 2012 Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans	$17,879	$-	$-	$17,879
Foreclosed real estate	425	-	-	425

(Dollars in thousands)
Estimated Fair Value Measurements at December 31, 2011 Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans	$20,064	$-	$-	$20,064
Foreclosed real estate	2,457	-	-	2,457

Schedule of Carrying Amount and Fair Values of Financial Instruments [Table Text Block]

The following table shows carrying values and related estimated fair values of financial instruments as of the dates indicated. Estimated fair values are further categorized by the inputs used to measure fair value. Items that are not financial instruments are not included.

	(Dollars in thousands)		Estimated Fair Value Measurements at
	December 31, 2012		December 31, 2012 Using
	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$33,751	$33,751	$33,751	$-	$-
Securities available-for-sale	187,475	187,475	-	186,083	1,392
Loans held-for-sale	323	332	332	-	-
Loans receivable, net	428,560	429,733	-	-	429,733
Federal Home Loan Bank stock	3,086	3,086	-	3,086	-
Accrued interest receivable	2,483	2,483	-	2,483	-

Financial liabilities:
Non-interest bearing deposits	75,228	75,228	75,228	-	-
Interest bearing deposits	491,181	491,295	319,520	171,775	-
Repurchase agreements	16,298	16,310	10,131	6,179	-
Borrowed funds	33,207	33,658	207	33,451	-
Accrued interest payable	52	52	-	52	-

	(Dollars in thousands)		Estimated Fair Value Measurements at
	December 31, 2011		December 31, 2011 Using
			Quoted Prices in	Significant	Significant
			Active Markets for	Other Observable	Unobservable
	Carrying	Estimated	Identical Assets	Inputs	Inputs
	Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$26,367	$26,367	$26,367	$-	$-
Securities available-for-sale	186,962	186,962	-	185,601	1,361
Loans held-for-sale	-	-	-	-	-
Loans receivable, net	393,396	394,385	-	-	394,385
Federal Home Loan Bank stock	3,086	3,086	-	3,086	-
Accrued interest receivable	2,554	2,554	-	2,554	-

Financial liabilities:
Non-interest bearing deposits	55,577	55,577	55,577	-	-
Interest bearing deposits	471,304	471,622	294,382	177,240	-
Repurchase agreements	15,395	15,407	8,722	6,685	-
Borrowed funds	36,618	37,270	617	36,653	-
Accrued interest payable	67	67	-	67	-

Parent Company Only Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Balance Sheets
	December 31,
	2012	2011
Assets
Cash on deposit with Peoples Bank	$1	$1,191
Investment in Peoples Bank	67,321	62,601
Dividends receivable from Peoples Bank	539	425
Other assets	405	127
Total assets	$68,266	$64,344

Liabilities and stockholders’ equity
Dividends payable	$539	$425
Other liabilities	76	959
Total liabilities	615	1,384

Common stock	361	361
Additional paid in capital	5,189	5,173
Accumulated other comprehensive income	2,339	2,536
Retained earnings	60,817	56,032
Treasury stock	(1,055)	(1,142)
Total stockholders’ equity	67,651	62,960
Total liabilities and stockholders’ equity	$68,266	$64,344

Schedule of Condensed Income Statement [Table Text Block]
	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Income
	Year Ended December 31,
	2012	2011

Dividends from Peoples Bank	$2,044	$1,699
Operating expenses	162	204
Income before income taxes and equity in undistributed income of Peoples Bank	1,882	1,495
Income tax benefit	(52)	(69)
Income before equity in undistributed income of Peoples Bank	1,934	1,564
Equity in undistributed income of Peoples Bank	4,919	3,821
Net income	$6,853	$5,385

Schedule of Condensed Cash Flow Statement [Table Text Block]
	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Cash Flows
	Year Ended December 31,
	2012	2011

Cash flows from operating activities:
Net income	$6,853	$5,385
Adjustments to reconcile net income to
net cash provided by operating activities
Equity in undistributed net income of Peoples Bank	(5,071)	(4,139)
Deferred tax expense/(benefit)	152	318
Stock based compensation expense	16	33
Change in other assets	(392)	(23)
Change in other liabilities	(883)	99
Total adjustments	(6,178)	(3,712)
Net cash - operating activities	675	1,673

Cash flows from investing activities	-	-

Cash flows from financing activities:
Dividends paid	(1,928)	(1,699)
Treasury stock purchased	(78)	-
Proceeds from sale of treasury stock	141	124
Net cash - financing activities	(1,865)	(1,575)
Net change in cash	(1,190)	98
Cash at beginning of year	1,191	1,093
Cash at end of year	$1	$1,191

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Maximum [Member] Premises and Equipment [Member]	Dec. 31, 2012 Maximum [Member] Furniture and Equipment [Member]	Dec. 31, 2012 Minimum [Member] Premises and Equipment [Member]	Dec. 31, 2012 Minimum [Member] Furniture and Equipment [Member]	Dec. 31, 2012 Federal Reserve Bank [Member]	Dec. 31, 2011 Federal Reserve Bank [Member]
Cash					$ 572,000	$ 559,000
Property, Plant and Equipment, Useful Life	39 years	10 years	26 years	2 years

Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost Basis	$ 183,945	$ 183,131
Gross Unrealized Gains	7,396	7,689
Gross Unrealized Losses	(3,866)	(3,858)
Estimated Fair Value	187,475	186,962
Us Government-Sponsored Enterprises Debt Securities [Member]
Cost Basis	23,009	15,610
Gross Unrealized Gains	94	41
Gross Unrealized Losses	(7)	(3)
Estimated Fair Value	23,096	15,648
Collateralized Mortgage Backed Securities [Member]
Cost Basis	96,782	107,569
Gross Unrealized Gains	3,147	3,630
Gross Unrealized Losses	(15)	(2)
Estimated Fair Value	99,914	111,197
Collateralized Debt Obligations [Member]
Cost Basis	5,208	5,214
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(3,816)	(3,853)
Estimated Fair Value	1,392	1,361
Municipal Bonds [Member]
Cost Basis	58,946	54,738
Gross Unrealized Gains	4,155	4,018
Gross Unrealized Losses	(28)	0
Estimated Fair Value	$ 63,073	$ 58,756

Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated Fair Value, Due in one year or less	$ 972
Estimated Fair Value, Due from one to five years	14,942
Estimated Fair Value, Due from five to ten years	38,313
Estimated Fair Value, Due over ten years	33,334
Total	187,475	186,962
Tax Equivalent Yield, Due in one year or less	5.98%
Tax Equivalent Yield, Due from one to five years	3.08%
Tax Equivalent Yield, Due from five to ten years	4.16%
Tax Equivalent Yield, Due over ten years	4.81%
Total	3.51%
Collateralized Mortgage Backed Securities [Member]
Total	$ 99,914	$ 111,197
Total	2.86%

Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Proceeds	$ 25,900	$ 22,713
Gross gains	1,120	981
Gross losses	$ 0	$ (15)

Securities (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Beginning balance, December 31, 2011	$ 2,476
Current period change	(192)
Ending balance, December 31, 2012	$ 2,284

Securities (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities
Estimated Fair Value, Less than 12 months	$ 9,116	$ 3,317
Unrealized Losses, Less than 12 months	(50)	(5)
Estimated Fair Value, 12 months or longer	1,392	1,361
Unrealized Losses, 12 months or longer	(3,816)	(3,853)
Estimated Fair Value, Total	10,508	4,678
Unrealized Losses, Total	(3,866)	(3,858)
Number of securities, Unrealized Losses, Less than 12 months	14	2
Number of securities, Unrealized Losses, 12 months or longer	4	4
Number of securities, Unrealized Losses, Total	18	6
US Government-Sponsored Enterprises Debt Securities [Member]
Estimated Fair Value, Less than 12 months	3,492	1,287
Unrealized Losses, Less than 12 months	(7)	(3)
Estimated Fair Value, 12 months or longer	0	0
Unrealized Losses, 12 months or longer	0	0
Estimated Fair Value, Total	3,492	1,287
Unrealized Losses, Total	(7)	(3)
Collateralized Mortgage Backed Securities [Member]
Estimated Fair Value, Less than 12 months	2,294	2,030
Unrealized Losses, Less than 12 months	(15)	(2)
Estimated Fair Value, 12 months or longer	0	0
Unrealized Losses, 12 months or longer	0	0
Estimated Fair Value, Total	2,294	2,030
Unrealized Losses, Total	(15)	(2)
Collateralized Debt Obligations [Member]
Estimated Fair Value, Less than 12 months	0	0
Unrealized Losses, Less than 12 months	0	0
Estimated Fair Value, 12 months or longer	1,392	1,361
Unrealized Losses, 12 months or longer	(3,816)	(3,853)
Estimated Fair Value, Total	1,392	1,361
Unrealized Losses, Total	(3,816)	(3,853)
Municipal Bonds [Member]
Estimated Fair Value, Less than 12 months	3,330	0
Unrealized Losses, Less than 12 months	(28)	0
Estimated Fair Value, 12 months or longer	0	0
Unrealized Losses, 12 months or longer	0	0
Estimated Fair Value, Total	3,330	0
Unrealized Losses, Total	$ (28)	$ 0

Securities (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity Securities, Transferred Security, at Carrying Value	$ 16,400,000
Held-to-maturity Securities, Transferred to Available-for-sale Securities, Unrealized Gain (Loss)	1,000,000
Other Comprehensive Income (Loss), Reclassification Adjustment for Held-to-maturity Transferred to Available-for-Sale Securities, Net of Tax		440,000	380,000
Trading Securities Pledged as Collateral		$ 32,935,000	$ 70,412,000

Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans secured by real estate:
Total loans secured by real estate	$ 358,754	$ 329,284
Consumer loans	350	472
Commercial business	69,310	63,384
Government and other	8,869	8,643
Subtotal	437,283	401,783
Less: Net deferred loan origination fees	(251)	(264)
Less: Undisbursed loan funds	(51)	(118)
Loans receivable	436,981	401,401
Construction and Land Develolpment [Member]
Loans secured by real estate:
Total loans secured by real estate	23,984	21,143
Residential Including Home Equity [Member]
Loans secured by real estate:
Total loans secured by real estate	154,945	154,426
Loans receivable	154,627	154,135
Commercial Real Estate and Other Dwelling [Member]
Loans secured by real estate:
Total loans secured by real estate	179,825	153,715
Loans receivable	$ 175,769	$ 154,618

Loans Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Beginning Balance	$ 8,005	$ 9,121
Charge-offs	(2,101)	(4,935)
Recoveries	167	309
Provisions	2,350	3,510
Ending Balance	8,421	8,005
Ending balance: individually evaluated for impairment	2,001	1,609
Ending balance: collectively evaluated for impairment	6,420	6,396
FINANCING RECEIVABLES
Ending balance	436,981	401,401
Ending balance: individually evaluated for impairment	19,880	21,673
Ending balance: collectively evaluated for impairment	417,101	379,728
Residential Real Estate Including Home Equity [Member]
Allowance for loan losses:
Beginning Balance	1,161	994
Charge-offs	(336)	(469)
Recoveries	4	112
Provisions	195	524
Ending Balance	1,024	1,161
Ending balance: individually evaluated for impairment	9	10
Ending balance: collectively evaluated for impairment	1,015	1,151
FINANCING RECEIVABLES
Ending balance	154,627	154,135
Ending balance: individually evaluated for impairment	692	1,282
Ending balance: collectively evaluated for impairment	153,935	152,853
Consumer Loan [Member]
Allowance for loan losses:
Beginning Balance	15	30
Charge-offs	(17)	(57)
Recoveries	5	11
Provisions	16	31
Ending Balance	19	15
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	19	15
FINANCING RECEIVABLES
Ending balance	347	472
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	347	472
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning Balance	3,329	2,773
Charge-offs	(256)	(880)
Recoveries	13	183
Provisions	1,464	1,253
Ending Balance	4,550	3,329
Ending balance: individually evaluated for impairment	1,783	1,043
Ending balance: collectively evaluated for impairment	2,767	2,286
FINANCING RECEIVABLES
Ending balance	175,769	154,618
Ending balance: individually evaluated for impairment	10,778	11,007
Ending balance: collectively evaluated for impairment	164,991	143,611
Commercial Participations Purchased [Member]
Allowance for loan losses:
Beginning Balance	2,399	4,704
Charge-offs	(873)	(3,366)
Recoveries	108	0
Provisions	(26)	1,061
Ending Balance	1,608	2,399
Ending balance: individually evaluated for impairment	0	252
Ending balance: collectively evaluated for impairment	1,608	2,147
FINANCING RECEIVABLES
Ending balance	28,040	20,240
Ending balance: individually evaluated for impairment	6,378	7,170
Ending balance: collectively evaluated for impairment	21,662	13,070
Commercial Loan [Member]
Allowance for loan losses:
Beginning Balance	1,101	620
Charge-offs	(619)	(163)
Recoveries	37	3
Provisions	701	641
Ending Balance	1,220	1,101
Ending balance: individually evaluated for impairment	209	304
Ending balance: collectively evaluated for impairment	1,011	797
FINANCING RECEIVABLES
Ending balance	69,329	63,293
Ending balance: individually evaluated for impairment	2,032	2,214
Ending balance: collectively evaluated for impairment	67,297	61,079
Government [Member]
Allowance for loan losses:
Beginning Balance	0	0
Charge-offs	0	0
Recoveries	0	0
Provisions	0	0
Ending Balance	0	0
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	0	0
FINANCING RECEIVABLES
Ending balance	8,869	8,643
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	$ 8,869	$ 8,643

Loans Receivable (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	$ 175,769	$ 154,618
Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	28,040	20,240
Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	69,329	63,293
Consumer Credit Exposure [Member] | Consumer Loan [Member]
Financing Receivable	347	472
Consumer Credit Exposure [Member] | Residential Real Estate [Member]
Financing Receivable	154,627	154,135
Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	8,869	8,643
Modest Risk [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	19	25
Modest Risk [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	0	0
Modest Risk [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	5,674	4,467
Modest Risk [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Acceptable Risk [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	110,416	85,703
Acceptable Risk [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	15,585	2,387
Acceptable Risk [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	45,202	37,713
Acceptable Risk [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	8,869	8,643
Pass [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	51,100	51,429
Pass [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	1,029	5,903
Pass [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	13,500	17,532
Pass [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Special Mention [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	3,630	5,509
Special Mention [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	5,984	4,780
Special Mention [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	3,300	978
Special Mention [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Substandard [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	10,604	11,952
Substandard [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	5,442	7,170
Substandard [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	1,653	2,603
Substandard [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Doubtful [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	0	0
Doubtful [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	0	0
Doubtful [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	0	0
Doubtful [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Performing Financing Receivable [Member] | Consumer Credit Exposure [Member] | Consumer Loan [Member]
Financing Receivable	337	472
Performing Financing Receivable [Member] | Consumer Credit Exposure [Member] | Residential Real Estate [Member]
Financing Receivable	152,838	151,375
Nonperforming Financing Receivable [Member] | Consumer Credit Exposure [Member] | Consumer Loan [Member]
Financing Receivable	10	0
Nonperforming Financing Receivable [Member] | Consumer Credit Exposure [Member] | Residential Real Estate [Member]
Financing Receivable	$ 1,789	$ 2,760

Loans Receivable (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Numbers	Dec. 31, 2011 Numbers
Government [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	0	0
Recorded Investment	$ 0	$ 0
Government [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Residential Real Estate Including Home Equity [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	1	1
Recorded Investment	39	159
Residential Real Estate Including Home Equity [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	7	14
Pre-Modification Outstanding Recorded Investment	700	1,290
Post-Modification Outstanding Recorded Investment	692	1,282
Consumer Loan [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	0	0
Recorded Investment	0	0
Consumer Loan [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Commercial Real Estate [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	0	3
Recorded Investment	0	6,009
Commercial Real Estate [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	3	3
Pre-Modification Outstanding Recorded Investment	1,440	8,097
Post-Modification Outstanding Recorded Investment	1,440	7,836
Commercial Participations Purchased [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	0	0
Recorded Investment	0	0
Commercial Participations Purchased [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	1	2
Pre-Modification Outstanding Recorded Investment	1,290	7,975
Post-Modification Outstanding Recorded Investment	935	5,635
Commercial Loan [Member] | Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member]
Number of Contracts	0	0
Recorded Investment	0	0
Commercial Loan [Member] | Financing Receivable, Troubled Debt Restructurings [Member]
Number of Contracts	1	0
Pre-Modification Outstanding Recorded Investment	108	0
Post-Modification Outstanding Recorded Investment	$ 88	$ 0

Loans Receivable (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unpaid Principal Balance	$ 19,900	$ 21,700
Residential Real Estate Including Home Equity [Member]
Recorded Investment	692	1,282
Unpaid Principal Balance	692	1,282
Related Allowance	9	10
Average Recorded Investment	782	304
Interest Income Recognized	20	0
Residential Real Estate Including Home Equity [Member] | Impaired Loans With No Related Allowance [Member]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	26
Interest Income Recognized	0	0
Residential Real Estate Including Home Equity [Member] | Impaired Loans With Related Allowance [Member]
Recorded Investment	692	1,282
Unpaid Principal Balance	692	1,282
Related Allowance	9	10
Average Recorded Investment	782	278
Interest Income Recognized	20	0
Commercial Real Estate [Member]
Recorded Investment	10,778	11,007
Unpaid Principal Balance	10,862	13,542
Related Allowance	1,783	1,043
Average Recorded Investment	10,859	10,423
Interest Income Recognized	352	479
Commercial Real Estate [Member] | Impaired Loans With No Related Allowance [Member]
Recorded Investment	591	690
Unpaid Principal Balance	591	880
Related Allowance	0	0
Average Recorded Investment	652	1,725
Interest Income Recognized	3	16
Commercial Real Estate [Member] | Impaired Loans With Related Allowance [Member]
Recorded Investment	10,187	10,317
Unpaid Principal Balance	10,271	12,662
Related Allowance	1,783	1,043
Average Recorded Investment	10,207	8,698
Interest Income Recognized	349	463
Commercial Participations Purchased [Member]
Recorded Investment	6,378	7,170
Unpaid Principal Balance	11,047	12,845
Related Allowance	0	252
Average Recorded Investment	6,474	11,936
Interest Income Recognized	0	368
Commercial Participations Purchased [Member] | Impaired Loans With No Related Allowance [Member]
Recorded Investment	6,378	2,483
Unpaid Principal Balance	11,047	8,158
Related Allowance	0	0
Average Recorded Investment	5,080	2,946
Interest Income Recognized	0	182
Commercial Participations Purchased [Member] | Impaired Loans With Related Allowance [Member]
Recorded Investment	0	4,687
Unpaid Principal Balance	0	4,687
Related Allowance	0	252
Average Recorded Investment	1,394	8,990
Interest Income Recognized	0	186
Commercial Loan [Member]
Recorded Investment	2,032	2,214
Unpaid Principal Balance	2,305	2,239
Related Allowance	209	304
Average Recorded Investment	1,866	1,125
Interest Income Recognized	83	35
Commercial Loan [Member] | Impaired Loans With No Related Allowance [Member]
Recorded Investment	727	793
Unpaid Principal Balance	1,000	818
Related Allowance	0	0
Average Recorded Investment	992	386
Interest Income Recognized	32	20
Commercial Loan [Member] | Impaired Loans With Related Allowance [Member]
Recorded Investment	1,305	1,421
Unpaid Principal Balance	1,305	1,421
Related Allowance	209	304
Average Recorded Investment	874	739
Interest Income Recognized	$ 51	$ 15

Loans Receivable (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
30-59 Days Past Due	$ 8,910	$ 4,489
60-89 Days Past Due	1,651	1,435
Greater Than 90 Days Past Due	10,408	12,165
Total Past Due	20,969	18,089
Current	416,012	383,312
Total Loans	436,981	401,401
Recorded Investments Greater than 90 Days and Accruing	229	279
Government [Member]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater Than 90 Days Past Due	0	0
Total Past Due	0	0
Current	8,869	8,643
Total Loans	8,869	8,643
Recorded Investments Greater than 90 Days and Accruing	0	0
Residential Real Estate Including Home Equity [Member]
30-59 Days Past Due	4,172	3,413
60-89 Days Past Due	1,145	874
Greater Than 90 Days Past Due	1,448	2,663
Total Past Due	6,765	6,950
Current	147,862	147,185
Total Loans	154,627	154,135
Recorded Investments Greater than 90 Days and Accruing	0	279
Consumer Loan [Member]
30-59 Days Past Due	0	7
60-89 Days Past Due	0	0
Greater Than 90 Days Past Due	0	0
Total Past Due	0	7
Current	347	465
Total Loans	347	472
Recorded Investments Greater than 90 Days and Accruing	0	0
Commercial Real Estate [Member]
30-59 Days Past Due	4,044	604
60-89 Days Past Due	390	238
Greater Than 90 Days Past Due	1,993	1,616
Total Past Due	6,427	2,458
Current	169,342	152,160
Total Loans	175,769	154,618
Recorded Investments Greater than 90 Days and Accruing	229	0
Commercial Participations Purchased [Member]
30-59 Days Past Due	5	7
60-89 Days Past Due	0	0
Greater Than 90 Days Past Due	5,442	7,169
Total Past Due	5,447	7,176
Current	22,593	13,064
Total Loans	28,040	20,240
Recorded Investments Greater than 90 Days and Accruing	0	0
Commercial Loan [Member]
30-59 Days Past Due	689	458
60-89 Days Past Due	116	323
Greater Than 90 Days Past Due	1,525	717
Total Past Due	2,330	1,498
Current	66,999	61,795
Total Loans	69,329	63,293
Recorded Investments Greater than 90 Days and Accruing	$ 0	$ 0

Loans Receivable (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing receivables on nonaccrual status	$ 11,253	$ 14,010
Residential Real Estate Including Home Equity [Member]
Financing receivables on nonaccrual status	1,846	2,481
Consumer Loan [Member]
Financing receivables on nonaccrual status	10	0
Commercial Real Estate [Member]
Financing receivables on nonaccrual status	2,311	3,433
Commercial Participations Purchased [Member]
Financing receivables on nonaccrual status	5,442	7,170
Commercial Loan [Member]
Financing receivables on nonaccrual status	1,644	926
Government [Member]
Financing receivables on nonaccrual status	$ 0	$ 0

Loans Receivable (Details Textual) (USD $)	3 Months Ended
Jun. 30, 2012
Proceeds from Sale of Portfolio Fixed Rate Mortgage Loan	$ 3,400,000
Prepayment Risk [Member]
Gain (Loss) from Price Risk Management Activity	$ 183,000

Premises and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost:
Land	$ 4,540	$ 4,540
Buildings and improvements	19,277	19,171
Furniture and equipment	11,244	11,051
Total cost	35,061	34,762
Less accumulated depreciation	(17,383)	(16,520)
Premises and equipment, net	$ 17,678	$ 18,242

Premises and Equipment, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 1,361,000	$ 1,468,000

Foreclosed Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Foreclosed real estate	$ 425	$ 2,457
Construction and Land Development [Member]
Foreclosed real estate	31	1,334
Residential Real Estate [Member]
Foreclosed real estate	243	554
Commercial Real Estate [Member]
Foreclosed real estate	$ 151	$ 569

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current	$ 1,754	$ 735
Deferred	146	434
State:
Current	35	126
Deferred, net of valuation allowance	6	(116)
Total income tax expense	$ 1,941	$ 1,179

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal statutory rate	34.00%	34.00%
Tax expense at statutory rate	$ 2,990	$ 2,232
State tax, net of federal effect	27	7
Tax exempt income	(806)	(874)
Bank owned life insurance	(329)	(135)
Tax credits	0	(67)
Other	59	16
Total income tax expense	$ 1,941	$ 1,179

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Bad debts	$ 3,318	$ 3,149
Deferred loan fees	99	104
Deferred compensation	486	660
Net operating loss	875	855
Tax credits	73	62
Nonaccrual loan interest income	12	22
Restricted stock awards	26	32
REO writedowns	11	16
Unqualified DCP	55	50
Post retirement benefit	55	58
Other-than-temporary impairment	92	90
Accrued vacation	125	63
Legal reserve	0	148
Impairment on land	75	75
Other	20	42
Total deferred tax assets	5,322	5,426
Deferred tax liabilities:
Depreciation	(1,284)	(1,214)
Prepaids	(272)	(246)
Mortgage servicing rights	(133)	(122)
Deferred stock dividends	(115)	(115)
Unrealized appreciation on securities available-for-sale, net	(1,246)	(1,355)
Post retirement unrealized gain	(40)	(43)
Other	(16)	(91)
Total deferred tax liabilities	(3,106)	(3,186)
Valuation allowance	(474)	(458)
Net deferred tax assets	$ 1,742	$ 1,782

Income Taxes (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 State and Local Jurisdiction [Member]
Operating Loss Carryforwards			$ 15,600,000
Operating Loss Carryforwards, Expiration Dates			2022
Tax Credit Carryforward, Amount			111,000
Tax Credit Carryforward, Expiration Date			2017
Deferred Tax Liabilities, Retained Earnings	5,982,000	5,982,000
Deferred Tax Liabilities, Tax Deferred Income	$ 2,034,000	$ 2,034,000

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 132,028
2014	35,340
2015	4,216
2016	77
Thereafter	0
Total	$ 171,661	$ 471,304

Deposits (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Time Deposits 250000 Or More	$ 20,919,000	$ 21,108,000

Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed rate advances from the FHLB	$ 28,000	$ 31,000
Putable advances from the FHLB	5,000	5,000
Other	207	618
Total	$ 33,207	$ 36,618

Borrowed Funds (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 14,207
2014	8,000
2015	11,000
Total	$ 33,207	$ 36,618

Borrowed Funds (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Ending balance	$ 16,298	$ 15,395
Average balance during the year	20,561	20,767
Maximum month-end balance during the year	25,278	24,258
Securities underlying the agreements at year end, Carrying value	28,002	26,622
Securities underlying the agreements at year end, Fair value	$ 28,002	$ 26,622
Average interest rate during the year	0.38%	0.51%
Average interest rate at year end	0.31%	0.43%

Borrowed Funds (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed rate advances from the FHLB	$ 28,000	$ 31,000
Putable advances from the FHLB	$ 5,000	$ 5,000

Borrowed Funds (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Due Date, Earliest	2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Due Date, Last	2016
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	0.49%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	2.65%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	1.84%	1.95%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Due Date	2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.62%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 164,463,000	$ 163,534,000
Federal Home Loan Bank Advances [Member]
Long-term Line of Credit	$ 10,000,000

Employees' Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Eligiblility of Employees	Employees are eligible to participate in the Employees' Savings and Profit Sharing Plan and Trust on the next January 1 or July 1 following the completion of one year of employment, age 18, and completion of 1,000 hours of service.
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent	9.00%	4.00%
Defined Contribution Plan, Cost Recognized	$ 677,000	$ 283,000
Deferred Compensation Liability, Current and Noncurrent	141,000	127,000
Deferred Compensation Arrangement with Individual, Compensation Expense	14,000	8,000
Deferred Costs	91,000	108,000
Deferred Fee Liability	$ 1,234,000	$ 1,678,000
Minimum [Member]
Defined Benefit Plan, Employees Pre Tax Contributions	1.00%
Maximum [Member]
Defined Benefit Plan, Employees Pre Tax Contributions	50.00%

Regulatory Capital (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total capital to risk-weighted assets Actual (in dollars)	$ 70.1	$ 64.9
Total capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes (in dollars)	38.3	36.2
Total capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations (in dollars)	47.9	45.2
Tier 1 capital to risk-weighted assets Actual (in dollars)	64.1	59.2
Tier 1 capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes (in dollars)	19.1	18.1
Tier 1 capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations (in dollars)	28.7	27.1
Tier 1 capital to adjusted average assets Actual (in dollars)	64.1	59.2
Tier 1 capital to adjusted average assets Minimum Required For Capital Adequacy Purposes (in dollars)	20.5	19.4
Tier 1 capital to adjusted average assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations (in dollars)	$ 34.2	$ 32.3
Total capital to risk-weighted assets Actual	14.60%	14.30%
Total capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes	8.00%	8.00%
Total capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	10.00%	10.00%
Tier 1 capital to risk-weighted assets Actual	13.40%	13.10%
Tier 1 capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	6.00%	6.00%
Tier 1 capital to adjusted average assets Actual	9.40%	9.20%
Tier 1 capital to adjusted average assets Minimum Required For Capital Adequacy Purposes	3.00%	3.00%
Tier 1 capital to adjusted average assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	5.00%	5.00%

Regulatory Capital (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Dividends Declarable By Bank Without Prior DFI Approval		$ 8.7
Common Stock, Dividends, Per Share, Declared (in dollars per share)	$ 0.19	$ 0.72	$ 0.6

Stock Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares - Outstanding Begining Balance (in shares)	40,500	49,247
Shares - Granted (in shares)	0	0
Shares - Exercised (in shares)	0	0
Shares - Forfeited (in shares)	(14,550)	(8,747)
Shares - Outstanding Ending Balance (in shares)	25,950	40,500
Shares - Vested or expected to vest (in shares)	25,950	40,500
Shares - Exercisable (in shares)	24,950	39,500
Weighted Average Exercise Price - Outstanding Begining Balance (in dollars per share)	$ 25.3	$ 24.27
Weighted Average Exercise Price - Granted (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price - Exercised (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price - Forfeited (in dollars per share)	$ 22.15	$ 19.5
Weighted Average Exercise Price - Outstanding Ending Balance (in dollars per share)	$ 27.06	$ 25.3
Weighted Average Exercise Price - Vested or expected to vest (in dollars per share)	$ 27.06	$ 25.3
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 27.01	$ 25.22
Weighted Remaining Contractual Term - Outstanding (in years)	8 months 12 days	1 year 1 month 6 days
Weighted Remaining Contractual Term - Vested or expected to vest (in years)	8 months 12 days	1 year 1 month 6 days
Weighted Remaining Contractual Term - Exercisable (in years)	6 months	1 year
Aggregate Intrinsic Value - Outstanding (in dollars)	$ 0	$ 0
Aggregate Intrinsic Value -Vested or expected to vest (in dollars)	0	0
Aggregate Intrinsic Value - Exercisable (in dollars)	$ 0	$ 0

Stock Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares - Non-vested Begining Balance (in shares)	3,750	6,750
Shares - Granted (in shares)	0	0
Shares - Vested (in shares)	(350)	(3,000)
Shares - Forefited (in shares)	0	0
Shares - Non-vested Ending Balance (in shares)	3,400	3,750
Weighted Average Grant Date Fair Value - Non-vested Begining Balance(in dollars per share)	$ 25.72	$ 25.72
Weighted Average Grant Date Fair Value - Granted (in dollars per share)	$ 0	$ 0
Weighted Average Grant Date Fair Value - Vested (in dollars per share)	$ 29.75	$ 31.57
Weighted Average Grant Date Fair Value - Forefited (in dollars per share)	$ 0	$ 0
Weighted Average Grant Date Fair Value - Non-vested Ending Balance (in dollars per share)	$ 20.15	$ 25.72

Stock Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	250,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition	$ 1,000	$ 1,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Nonvested Shares, Requisite Service Period Recognition	15,000	32,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 17,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 months 24 days

Earnings per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per common share:
Net income available to common stockholders	$ 6,853	$ 5,385
Weighted-average common shares outstanding (in shares)	2,839,719	2,832,161
Basic earnings per common share (in dollars per share)	$ 2.41	$ 1.9
Diluted earnings per common share:
Net income available to common stockholders	$ 6,853	$ 5,385
Weighted-average common shares outstanding (in shares)	2,839,719	2,832,161
Weighted-average common and dilutive potential common shares outstanding (in shares)	2,839,719	2,832,161
Diluted earnings per common share (in dollars per share)	$ 2.41	$ 1.9

Earnings per Common Share (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	25,950	40,500

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Aggregate balance at the beginning of the year	$ 6,907	$ 9,121
New loans	1,174
Repayments	(4,045)
Aggregate balance at the end of the year	$ 4,036	$ 9,121

Related Party Transactions (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits	$ 566,409,000	$ 526,881,000
Loans and Leases Receivable, Related Parties	4,036,000	6,907,000	9,121,000
Directors and Executive Officers [Member]
Deposits	2,774,000	2,094,000
Directors and Executive Officers [Member] | Minimum [Member]
Loans and Leases Receivable, Related Parties	$ 120,000

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate	$ 34,066	$ 34,803
Variable Rate	35,254	43,053
Total	69,320	77,856
Government Loans [Member]
Fixed Rate	4,941	4,941
Variable Rate	0	0
Total	4,941	4,941
Unsecured Consumer Overdrafts [Member]
Fixed Rate	10,812	10,828
Variable Rate	0	0
Total	10,812	10,828
Real Estate [Member]
Fixed Rate	15,979	16,510
Variable Rate	8,581	18,730
Total	24,560	35,240
Commercial Loan [Member]
Fixed Rate	2,334	2,524
Variable Rate	26,673	24,319
Total	29,007	26,843
Consumer Loan [Member]
Fixed Rate	0	0
Variable Rate	0	4
Total	$ 0	$ 4

Commitments and Contingencies (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Standby Letters Of Credit [Member]
Letters of Credit Outstanding, Amount	$ 9,251,000	$ 8,696,000
Minimum [Member]
Loans Receivable, Fixed Rates of Interest	2.30%	2.30%
Maximum [Member]
Loans Receivable, Fixed Rates of Interest	10.00%	10.00%

Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Ending balance - December 31, 2011	$ 265
Additions not previously recognized	6
Ending balance - December 31, 2012	$ 271

Fair Values of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Cusip One [Member] Numbers		Dec. 31, 2012 Cusip Two [Member] Numbers		Dec. 31, 2012 Cusip Three [Member] Numbers		Dec. 31, 2012 Cusip Four [Member] Numbers		Dec. 31, 2012 Collateralized Debt Obligations [Member]	Dec. 31, 2011 Collateralized Debt Obligations [Member]	Dec. 31, 2012 Collateralized Debt Obligations [Member] Cusip One [Member]	Dec. 31, 2012 Collateralized Debt Obligations [Member] Cusip Two [Member]	Dec. 31, 2012 Collateralized Debt Obligations [Member] Cusip Three [Member]	Dec. 31, 2012 Collateralized Debt Obligations [Member] Cusip Four [Member]
Cusip			74043CAC1		74042TAJ0		01449TAB9		01450NAC6
Deal name			PreTSL XXIV		PreTSL XXVII		Alesco IX		Alesco XVII
Class			B-1		C-1		A-2A		B
Book value	$ 183,945	$ 183,131									$ 5,208	$ 5,214	$ 1,256,972	$ 1,296,077	$ 1,302,536	$ 1,351,903
Fair value	187,475	186,962									1,392	1,361	249,184	246,509	568,650	327,289
Unrealized gains/(losses)	(3,866)	(3,858)									(3,816)	(3,853)	(1,007,788)	(1,049,569)	(733,886)	(1,024,614)
Lowest credit rating assigned			Ca		C		Ba2		C
Number of performing banks			48		27		53		44
Number of performing insurance companies			13		7		10
Number of issuers in default			17		9		2		2
Number of issuers in deferral			15		6		11		10
Defaults & deferrals as a % of performing collateral			51.28%		36.26%		21.05%		39.86%
Subordination:
As a % of performing collateral			(7.37%)		(19.48%)		33.21%		(12.77%)
As a % of performing collateral - adjusted for projected future defaults			(14.22%)		(27.93%)		28.49%		(24.33%)
Other-than-temporary impairment model assumptions:
Year 1 - issuer average			2.00%		2.20%		2.20%		3.10%
Year 2 - issuer average			2.00%		2.20%		2.20%		3.10%
Year 3 - issuer average			2.00%		2.20%		2.20%		3.10%
> 3 Years - issuer average				[1]		[1]		[1]		[1]
Discount rate - 3 month Libor, plus implicit yield spread at purchase			1.48%		1.23%		1.27%		1.44%
Recovery assumptions				[2]		[2]		[2]		[2]
Prepayments			0.00%		0.00%		0.00%		0.00%
Other-than-temporary impairment	$ 271	$ 265	$ 41,100		$ 132,000		$ 36,600		$ 61,950

[1]	Default rates > 3 years are evaluated on a issuer by issuer basis and range from 0.25% to 5.00%.
[2]	Recovery assumptions are evaluated on a issuer by issuer basis and range from 0% to 15% with a five year lag.

Fair Values of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities	$ 187,475	$ 186,962
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	186,083	185,601
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	1,392	1,361
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	63,073	58,756
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	63,073	58,756
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	0	0
Us Government-Sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	23,096	15,648
Us Government-Sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Us Government-Sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	23,096	15,648
Us Government-Sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	0	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	99,914	111,197
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	99,914	111,197
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	0	0
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	1,392	1,361
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	0	0
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	$ 1,392	$ 1,361

Fair Values of Financial Instruments (Details 3) (Collateralized Debt Obligations [Member], Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 3 [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total realized/unrealized (losses)/gains
Beginning balance	$ 1,361	$ 1,379
Included in earnings	(6)	(1)
Included in other comprehensive income	37	(17)
Transfers in and/or (out) of Level 3	0	0
Ending balance	$ 1,392	$ 1,361

Fair Values of Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Impaired loans	$ 17,879	$ 20,064
Foreclosed real estate	425	2,457
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Impaired loans	0	0
Foreclosed real estate	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Impaired loans	0	0
Foreclosed real estate	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Impaired loans	17,879	20,064
Foreclosed real estate	$ 425	$ 2,457

Fair Values of Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Cash and cash equivalents - Carrying Value	$ 33,751	$ 26,367
Securities available-for-sale - Carrying Value	187,475	186,962
Loans held-for-sale - Carrying Value	323	0
Loans receivable, net - Carrying Value	428,560	393,396
Federal Home Loan Bank stock - Carrying Value	3,086	3,086
Accrued interest receivable - Carrying Value	2,483	2,554
Financial liabilities:
Non-interest bearing deposits - Carrying Value	75,228	55,577
Interest bearing deposits - Carrying Value	491,181	471,304
Repurchase agreements - Carrying Value	16,298	15,395
Borrowed funds - Carrying Value	33,207	36,618
Accrued interest payable - Carrying Value	52	67
Financial assets:
Cash and cash equivalents - Estimated Fair Value	33,751	26,367
Securities available-for-sale - Estimated Fair Value	187,475	186,962
Loans held-for-sale - Estimated Fair Value	332	0
Loans receivable, net - Estimated Fair Value	429,733	394,385
Federal Home Loan Bank stock - Estimated Fair Value	3,086	3,086
Accrued interest receivable - Estimated Fair Value	2,483	2,554
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	75,228	55,577
Interest bearing deposits - Estimated Fair Value	491,295	471,622
Repurchase agreements - Estimated Fair Value	16,310	15,407
Borrowed funds - Estimated Fair Value	33,658	37,270
Accrued interest payable - Estimated Fair Value	52	67
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents - Estimated Fair Value	33,751	26,367
Securities available-for-sale - Estimated Fair Value	0	0
Loans held-for-sale - Estimated Fair Value	332	0
Loans receivable, net - Estimated Fair Value	0	0
Federal Home Loan Bank stock - Estimated Fair Value	0	0
Accrued interest receivable - Estimated Fair Value	0	0
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	75,228	55,577
Interest bearing deposits - Estimated Fair Value	319,520	294,382
Repurchase agreements - Estimated Fair Value	10,131	8,722
Borrowed funds - Estimated Fair Value	207	617
Accrued interest payable - Estimated Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents - Estimated Fair Value	0	0
Securities available-for-sale - Estimated Fair Value	186,083	185,601
Loans held-for-sale - Estimated Fair Value	0	0
Loans receivable, net - Estimated Fair Value	0	0
Federal Home Loan Bank stock - Estimated Fair Value	3,086	3,086
Accrued interest receivable - Estimated Fair Value	2,483	2,554
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	0	0
Interest bearing deposits - Estimated Fair Value	171,775	177,240
Repurchase agreements - Estimated Fair Value	6,179	6,685
Borrowed funds - Estimated Fair Value	33,451	36,653
Accrued interest payable - Estimated Fair Value	52	67
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents - Estimated Fair Value	0	0
Securities available-for-sale - Estimated Fair Value	1,392	1,361
Loans held-for-sale - Estimated Fair Value	0	0
Loans receivable, net - Estimated Fair Value	429,733	394,385
Federal Home Loan Bank stock - Estimated Fair Value	0	0
Accrued interest receivable - Estimated Fair Value	0	0
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	0	0
Interest bearing deposits - Estimated Fair Value	0	0
Repurchase agreements - Estimated Fair Value	0	0
Borrowed funds - Estimated Fair Value	0	0
Accrued interest payable - Estimated Fair Value	$ 0	$ 0

Fair Values of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other than Temporary Impairment, Additional	$ 6,200
Minimum Percentage of Defaults Rates on Above 3 Years Issuer Average in Other han Temporary Impairment Model Assumptions	0.25%
Maximum Percentage of Defaults Rates on Above 3 Years Issuer Average in Other than Temporary Impairment Model Assumptions	5.00%
Minimum Percentage of Recovery Assumptions on Other than Temporary Impairment Model Assumptions	0.00%
Maximum Percentage of Recovery Assumptions on Other than Temporary Impairment Model Assumptions	15.00%
Available-for-sale Securities, Amortized Cost Basis	3,900,000
Impaired Financing Receivable, Unpaid Principal Balance	19,900,000	21,700,000
Impaired Financing Receivable, Reserve	2,000,000	1,600,000
Impaired Financing Receivable, Fair Value	$ 17,900,000	$ 20,100,000

Parent Company Only Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash on deposit with Peoples Bank	$ 8,512	$ 9,875
Investment in Peoples Bank	19,832	10,676
Other assets	4,557	4,321
Total assets	691,845	651,758
Liabilities and stockholders' equity
Total liabilities	624,194	588,798
Common stock	361	361
Additional paid in capital	5,189	5,173
Accumulated other comprehensive income	2,339	2,536
Retained earnings	60,817	56,032
Treasury stock	(1,055)	(1,142)
Total stockholders' equity	67,651	62,960	56,089
Total liabilities and stockholders' equity	691,845	651,758
Parent Company [Member]
Assets
Cash on deposit with Peoples Bank	1	1,191
Investment in Peoples Bank	67,321	62,601
Dividends receivable from Peoples Bank	539	425
Other assets	405	127
Total assets	68,266	64,344
Liabilities and stockholders' equity
Dividends payable	539	425
Other liabilities	76	959
Total liabilities	615	1,384
Common stock	361	361
Additional paid in capital	5,189	5,173
Accumulated other comprehensive income	2,339	2,536
Retained earnings	60,817	56,032
Treasury stock	(1,055)	(1,142)
Total stockholders' equity	67,651	62,960
Total liabilities and stockholders' equity	$ 68,266	$ 64,344

Parent Company Only Statements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends from Peoples Bank	$ (2,044)	$ (1,699)
Income before income taxes and equity in undistributed income of Peoples Bank	8,794	6,564
Income tax benefit	1,941	1,179
Net income	6,853	5,385
Parent Company [Member]
Dividends from Peoples Bank	2,044	1,699
Operating expenses	162	204
Income before income taxes and equity in undistributed income of Peoples Bank	1,882	1,495
Income tax benefit	(52)	(69)
Income before equity in undistributed income of Peoples Bank	1,934	1,564
Equity in undistributed income of Peoples Bank	4,919	3,821
Net income	$ 6,853	$ 5,385

Parent Company Only Statements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 6,853	$ 5,385
Adjustments to reconcile net income to net cash provided by operating activities
Deferred tax expense/(benefit)	152	318
Stock based compensation expense	16	33
Change in other assets	1,559	1,274
Total adjustments	1,675	9,435
Net cash - operating activities	8,528	14,820
Cash flows from investing activities	(36,299)	(7,821)
Cash flows from financing activities:
Dividends paid	(1,928)	(1,699)
Treasury stock purchased	(78)	0
Proceeds from sale of treasury stock	141	124
Net cash - financing activities	35,155	8,430
Net change in cash	7,384	15,429
Cash and cash equivalents at beginning of period	26,367	10,938
Cash and cash equivalents at end of period	33,751	26,367
Parent Company [Member]
Cash flows from operating activities:
Net income	6,853	5,385
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of Peoples Bank	(5,071)	(4,139)
Deferred tax expense/(benefit)	152	318
Stock based compensation expense	16	33
Change in other assets	(392)	(23)
Change in other liabilities	(883)	99
Total adjustments	(6,178)	(3,712)
Net cash - operating activities	675	1,673
Cash flows from investing activities	0	0
Cash flows from financing activities:
Dividends paid	(1,928)	(1,699)
Treasury stock purchased	(78)	0
Proceeds from sale of treasury stock	141	124
Net cash - financing activities	(1,865)	(1,575)
Net change in cash	(1,190)	98
Cash and cash equivalents at beginning of period	1,191	1,093
Cash and cash equivalents at end of period	$ 1	$ 1,191